Schedule of Investments
(unaudited)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 4.4%
(a)(b)
ACAS CLO Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR
at 0.89% Floor + 1.15%), 6.55%,
10/18/28 ................. USD 650 $ 646,383
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.61%,
10/16/30 ................. 461 457,664
Apidos CLO XX, Series 2015-20A,
Class A1RA, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.76%, 07/16/31 ............ 248 247,225
Apidos CLO XXII, Series 2015-22A,
Class A1R, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 6.74%,
04/20/31 ................. 244 242,727
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.63%, 10/20/30 ............ 250 248,749
Apidos CLO XXV Ltd., Series 2016-
25A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%),
6.85%, 10/20/31 ............ 250 249,114
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (3-mo. CME Term SOFR
at 0.93% Floor + 1.19%), 6.59%,
07/17/30 ................. 428 426,032
Bain Capital Credit CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 0.26% Floor +
1.22%), 6.63%, 04/23/31 ....... 950 945,089
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA, Class A1R2, (3-mo.
CME Term SOFR at 1.13% Floor +
1.13%), 6.53%, 07/15/29 ....... 111 110,711
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.61%, 10/15/30 ....... 196 195,349
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 6.85%, 10/22/30 ... 1,381 1,375,608
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.68%, 04/20/31 ... 224 223,290
Carlyle Global Market Strategies CLO
Ltd.
Series 2013-3A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor
+ 1.36%), 6.76%, 10/15/30 ... 1,012 1,009,456
Series 2013-4A, Class A1RR, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.66%, 01/15/31 ... 227 226,670
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 6.63%, 04/17/31 ... 1,666 1,659,050
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.68%, 05/15/31 ... 246 244,626
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR + 1.31%),
6.70%, 07/27/31 .......... 234 233,210
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 6.66%, 07/20/31 ... USD 232 $ 231,205
Carlyle US CLO Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR +
1.28%), 6.70%, 04/20/31 ....... 698 696,134
Cedar Funding IX CLO Ltd., Series
2018-9A, Class A1, (3-mo. CME
Term SOFR at 0.98% Floor +
1.24%), 6.66%, 04/20/31 ....... 1,230 1,226,478
Cedar Funding VII CLO Ltd., Series
2018-7A, Class A1, (3-mo. CME
Term SOFR at 1.00% Floor +
1.26%), 6.68%, 01/20/31 ....... 943 940,155
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 6.66%, 10/18/30 ... 717 714,220
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 1.05% Floor
+ 1.31%), 6.71%, 04/24/30 ... 797 795,056
Series 2015-3A, Class AR, (3-mo.
CME Term SOFR at 0.87% Floor
+ 1.13%), 6.53%, 04/19/29 ... 180 179,499
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 1.01% Floor
+ 1.27%), 6.68%, 04/23/29 ... 1,395 1,392,667
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.63%, 04/20/30 ... 672 669,693
Series 2017-4A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 6.61%, 10/24/30 ... 422 420,708
Series 2018-2A, Class A1, (3-mo.
CME Term SOFR + 1.30%),
6.72%, 04/20/31 .......... 986 980,744
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (3-mo. CME
Term SOFR at 0.82% Floor +
1.08%), 6.45%, 11/15/28 ....... 633 631,438
Dryden 36 Senior Loan Fund, Series
2014-36A, Class AR3, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.68%, 04/15/29 ....... 1,007 1,000,876
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.63%, 04/15/31 ....... 235 233,486
Dryden 49 Senior Loan Fund, Series
2017-49A, Class AR, (3-mo. CME
Term SOFR at 0.95% Floor +
1.21%), 6.61%, 07/18/30 ....... 451 448,820
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.83%, 08/15/30 . 891 888,968
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.61%,
04/17/31 ................. 213 213,045
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
6.76%, 07/15/31 ............ 1,460 1,455,421

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.68%,
04/20/31 ................. USD 228 $ 227,089
Galaxy XXI CLO Ltd., Series 2015-21A,
Class AR, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 6.70%,
04/20/31 ................. 233 231,776
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (3-mo. CME Term
SOFR at 0.87% Floor + 1.13%),
6.53%, 04/24/29 ............ 372 369,891
Galaxy XXV CLO Ltd., Series 2018-
25A, Class A, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%),
6.79%, 10/25/31 ............ 245 244,020
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 0.26% Floor + 1.28%),
6.65%, 05/16/31 ............ 974 971,869
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 1.07% Floor + 1.56%),
6.96%, 07/15/31 ............ 243 242,786
Generate CLO 2 Ltd., Series 2A, Class
AR, (3-mo. CME Term SOFR at
1.15% Floor + 1.41%), 6.82%,
01/22/31 ................. 2,788 2,781,306
Generate CLO 4 Ltd., Series 4A, Class
A1R, (3-mo. CME Term SOFR +
1.35%), 6.77%, 04/20/32 ....... 241 239,717
Madison Park Funding XLI Ltd., Series
12A, Class AR, (3-mo. CME Term
SOFR + 1.09%), 6.50%, 04/22/27 549 547,325
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 1.00% Floor +
1.26%), 6.67%, 07/21/30 ....... 239 238,408
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class ARR, (3-mo.
CME Term SOFR at 0.94% Floor +
1.20%), 6.61%, 10/21/30 ....... 489 486,157
Madison Park Funding XXIII Ltd.,
Series 2017-23A, Class AR, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.62%, 07/27/31 ....... 728 725,214
Madison Park Funding XXV Ltd.,
Series 2017-25A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.61%, 04/25/29 ....... 957 954,907
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (3-mo.
CME Term SOFR + 1.46%), 6.85%,
07/29/30 ................. 1,929 1,926,692
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (3-mo.
CME Term SOFR at 0.92% Floor +
1.18%), 6.58%, 10/15/29 ....... 711 707,606
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 6.70%, 04/22/29 ....... 651 648,956
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(3-mo. CME Term SOFR at 0.92%
Floor + 1.18%), 6.58%, 10/18/30 . 481 478,878
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OCP CLO Ltd.
Series 2017-13A, Class A1AR, (3-
mo. CME Term SOFR at 0.96%
Floor + 1.22%), 6.62%, 07/15/30 USD 971 $ 964,977
Series 2017-14A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 6.79%, 11/20/30 ... 240 240,043
Series 2019-17A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 6.72%, 07/20/32 ... 500 496,627
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR + 1.26%), 6.68%,
03/17/30 ................. 220 219,039
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.61%, 07/15/29 ....... 204 203,582
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor +
1.45%), 6.87%, 01/20/31 ....... 225 223,737
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.63%, 04/15/31 ....... 578 575,992
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.61%, 07/15/29 . 761 757,975
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor +
1.23%), 6.63%, 07/19/30 ....... 873 869,366
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 6.68%, 07/17/30 ....... 992 988,515
OZLM VII Ltd., Series 2014-7RA, Class
A1R, (3-mo. CME Term SOFR
at 1.01% Floor + 1.27%), 6.67%,
07/17/29 ................. 942 936,678
Palmer Square CLO Ltd.
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor
+ 1.29%), 6.69%, 04/18/31 ... 390 389,488
Series 2020-3A, Class A1AR, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 6.71%, 11/15/31 ... 250 249,156
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.16% Floor
+ 1.16%), 6.58%, 04/20/29 ... 84 83,957
Series 2021-2A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.44%, 05/20/29 ... 126 125,182
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.46%, 10/15/29 ... 165 164,246
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.84%,
07/24/31 ................. 250 248,570
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (3-mo. CME Term
SOFR + 1.33%), 6.73%, 07/17/31 239 238,423

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.03% Floor + 1.29%), 6.71%,
04/20/31 ................. USD 1,875 $ 1,862,548
Shackleton CLO Ltd., Series 2017-10A,
Class AR2, (3-mo. CME Term SOFR
at 0.89% Floor + 1.15%), 6.57%,
04/20/29 ................. 160 158,973
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (3-mo. CME Term
SOFR at 1.11% Floor + 1.37%),
6.75%, 04/25/31 ............ 213 211,934
Stratus CLO Ltd., Series 2021-2A,
Class A, (3-mo. CME Term SOFR
at 0.90% Floor + 1.16%), 6.58%,
12/28/29 ................. 196 194,396
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
6.74%, 01/17/32 ............ 500 494,410
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.50%,
01/17/32 ................. 195 194,167
44,974,144
Ireland — 5.5%
(b)(c)
AlbaCore Euro CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 4.60%
Floor + 4.60%), 8.57%, 07/15/35 . EUR 1,695 1,718,757
Aqueduct European CLO DAC, Series
2022-7X, Class A, (3-mo. EURIBOR
at 2.05% Floor + 2.05%), 5.90%,
03/15/36 ................. 2,002 2,116,369
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.70%, 01/16/31 . 898 935,011
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.80%, 06/23/34 ..... 1,500 1,537,164
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.69%, 01/12/31 .... 1,970 1,909,791
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.34%, 01/12/31 .... 2,200 2,006,515
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 1,500 631,482
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 8.09%, 04/15/31 .... 1,765 1,628,512
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.80%, 04/15/31 .... 3,425 3,018,817
Bridgepoint CLO IV DAC, Series 4X,
Class A, (3-mo. EURIBOR at 2.20%
Floor + 2.20%), 6.19%, 01/20/37 . 4,000 4,232,287
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.80%, 04/25/36 . 2,968 3,136,291
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
4.93%, 08/18/35 ............ 2,800 2,875,289
Security
Par (000)
Par (000) Value
Ireland (continued)
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.75%, 04/15/34 . EUR 4,400 $ 4,534,429
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.95%, 05/14/32 . 200 201,414
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
7.00%, 12/15/34 ............ 400 383,919
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
5.68%, 08/15/36 ............ 4,800 5,074,279
Invesco Euro CLO III DAC, Series 3X,
Class F, (3-mo. EURIBOR at 8.07%
Floor + 8.07%), 12.04%, 07/15/32 745 729,900
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.64%, 04/20/36 . 3,000 3,158,948
Margay CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 5.80%, 07/15/36 .... 2,928 3,094,373
Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.25%, 07/15/36 .... 285 301,315
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.51%, 04/17/34 ....... 438 414,393
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (3-mo.
EURIBOR at 5.66% Floor + 5.66%),
9.44%, 05/15/34 ............ 280 261,056
OCP Euro CLO DAC, Series 2017-2X,
Class F, (3-mo. EURIBOR at 6.40%
Floor + 6.40%), 10.37%, 01/15/32 1,000 941,664
Palmer Square European CLO DAC
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.75%, 07/15/36 .... 4,700 4,969,173
Series 2023-1X, Class D, (3-mo.
EURIBOR at 6.20% Floor +
6.20%), 10.05%, 07/15/36 .... 1,036 1,102,928
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.96%, 07/16/34 . 870 854,033
Tikehau CLO VII DAC, Series 7X,
Class A, (3-mo. EURIBOR at 2.00%
Floor + 2.00%), 5.99%, 10/20/35 . 4,500 4,754,460
56,522,569
United Kingdom — 0.3%
Greene King Finance plc, Series
B1,  (Sterling Overnight Index
Average + 1.92%), 7.14%,
12/15/34
(b)
................ GBP 1,518 1,413,772
Unique Pub Finance Co. plc (The)
(c)(d)
Series M,  7.39%, 03/28/24 ..... 109 131,024
Series N,  6.46%, 03/30/32 ..... 1,575 1,842,996
3,387,792

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States — 0.6%
(a)
522 Funding CLO Ltd., Series 2018-3A,
Class AR, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 6.72%,
10/20/31
(b)
................ USD 250 $ 249,236
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.58%, 08/14/30
(b)
205 204,358
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.61%,
05/15/30
(b)
................ 341 339,126
Frontier Issuer LLC, Series 2023-1,
Class A2, 6.60%, 08/20/53 ..... 4,765 4,520,678
GoldenTree Loan Opportunities X Ltd.,
Series 2015-10A, Class AR, (3-mo.
CME Term SOFR at 1.12% Floor +
1.38%), 6.80%, 07/20/31
(b)
..... 250 249,558
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 1.03% Floor +
1.29%), 6.69%, 04/15/31
(b)
..... 246 245,350
5,808,306
Total Asset-Backed Securities — 10.8%
(Cost: $115,276,746) ............................. 110,692,811
Shares
Shares
Common Stocks
Canada — 0.0%
CTC Triangle BV
(e)(f)
............ 1,318,669 14
Germany — 0.0%
(e)
ADLER Group SA
(a)(c)
........... 129,055 57,079
ADLER Group SA ............. 58,283 25,556
82,635
Japan — 0.0%
Codere New Topco SA
(e)(f)
........ 59,465 1
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 48,779 238,041
NEW Look Retailers
(f)
........... 5,436,112 66
238,107
United States — 0.8%
Astra Space, Inc., Class A
(e)
....... 3,047 2,434
BOK Financial Corp. ............ 349 22,866
Boyd Gaming Corp. ............ 1,002 55,361
Caesars Entertainment, Inc.
(e)
..... 1,918 76,509
California Resources Corp. ....... 5,601 294,557
Cheniere Energy, Inc. ........... 1,042 173,410
Chesapeake Energy Corp. ....... 907 78,075
Citigroup, Inc. ................ 3,984 157,328
Crown PropTech Acquisitions
(e)(f)
.... 2,423 —
Crown PropTech Acquisitions
(e)(f)
.... 11,148 7,246
Crown PropTech Acquisitions, Class A
(e)
6,461 68,358
Customers Bancorp, Inc.
(e)
........ 315 12,666
DiamondRock Hospitality Co. ...... 23,359 180,565
Element Solutions, Inc. .......... 10,185 185,673
Equitrans Midstream Corp. ....... 15,000 133,050
Fanatics Holdings, Inc., Class
A, (Acquired 12/15/21, cost
$1,041,005)
(e)(f)(g)
............ 15,345 998,346
First Citizens BancShares, Inc., Class A 83 114,601
Security
Shares
Shares Value
United States (continued)
Forestar Group, Inc.
(e)
........... 3,741 $ 88,849
Golden Entertainment, Inc. ....... 1,174 36,817
Green Plains, Inc.
(e)
............ 11,567 339,838
HawkEye 360, Inc.
(e)(f)
........... 34,579 311,211
HCA Healthcare, Inc. ........... 343 77,566
Informatica, Inc., Class A
(e)
....... 119,258 2,287,368
KINS Technology Group, Inc.
(e)(f)
.... 10,167 52,969
Latch, Inc.
(e)
................. 31,344 28,836
Lions Gate Entertainment Corp., Class
A
(e)
..................... 15,865 124,699
Marathon Petroleum Corp. ....... 1,442 218,102
Mr Cooper Group, Inc.
(e)
......... 3,902 220,580
New Look Builders, Inc.
(e)(f)
....... 11,518,792 115
New York Community Bancorp, Inc. . 7,140 67,687
Park Hotels & Resorts, Inc. ....... 15,408 177,654
Phillips 66 ................... 2,068 235,897
Playstudios, Inc.
(e)
............. 50,453 142,782
Proof Acquisition Corp. I
(e)(f)
....... 6,703 26,075
Sarcos Technology & Robotics Corp.
(e)
879 615
Sarcos Technology & Robotics Corp.
(e)
35,000 17,857
Sarcos Technology & Robotics Corp.
(e)
2,874 1,467
Service Properties Trust ......... 24,354 176,566
Sonder Holdings, Inc., Class A
(e)
.... 2,393 18,040
Sunstone Hotel Investors, Inc. ..... 14,058 130,739
Symbotic Corp., Class A
(e)
........ 826 28,109
Transocean Ltd.
(e)
............. 54,566 361,227
Tribune Resources LLC
(e)
........ 86,655 132,842
United States Steel Corp. ........ 6,525 221,132
Valero Energy Corp. ............ 593 75,311
Xenia Hotels & Resorts, Inc. ...... 8,614 100,181
8,262,176
Total Common Stocks — 0.8%
(Cost: $22,525,997) .............................. 8,582,933
Par (000)
Pa r (000)
Corporate Bonds
Australia — 0.1%
FMG Resources August 2006 Pty.
Ltd.
(a)
4.38%, 04/01/31 ............ USD 134 107,993
6.13%, 04/15/32 ............ 492 434,254
Mineral Resources Ltd., 9.25%
,
10/01/28
(a)
................ 91 91,000
Oceana Australian Fixed Income Trust
(f)
12.00%, 08/31/25 ........... AUD 178 112,496
12.50%, 08/31/26 ........... 267 168,423
12.50%, 08/31/27 ........... 445 280,169
1,194,335
Austria — 0.4%
ams-OSRAM AG
(c)(h)
0.00%, 03/05/25
(i)
........... EUR 3,200 2,978,449
2.13%, 11/03/27 ............ 1,100 838,015
3,816,464
Belgium — 0.0%
Solvay SA, (5-Year EUR Swap Annual
+ 2.98%), 2.50%
(b)(c)(j)
......... 400 390,651

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Brazil — 0.1%
Embraer Netherlands Finance BV,
7.00%
,
07/28/30
(a)
........... USD 200 $ 194,550
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 193 137,498
Suzano Austria GmbH, Series DM3N,
3.13%
,
01/15/32 ............ 120 90,187
422,235
Canada — 0.0%
(a)
Brookfield Residential Properties, Inc.,
5.00%
,
06/15/29 ............ 115 89,756
Garda World Security Corp., 7.75%
,
02/15/28 ................. 32 30,774
Mattamy Group Corp.
5.25%, 12/15/27 ............ 35 31,446
4.63%, 03/01/30 ............ 252 205,748
357,724
Chile — 0.0%
Kenbourne Invest SA, 4.70%
,
01/22/28
(a)
................ 200 108,000
China — 0.3%
(c)(e)(k)
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(h)
...... EUR 7,100 3,455,777
Fantasia Holdings Group Co. Ltd.,
11.75%
,
04/17/22 ........... USD 200 6,000
3,461,777
Colombia — 0.1%
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 200 167,450
SURA Asset Management SA, 4.88%
,
04/17/24
(c)
................ 231 227,671
395,121
Cyprus — 0.1%
Bank of Cyprus PCL
(1-Year EUR Swap Annual +
2.79%), 2.50%, 06/24/27
(b)(c)
.. EUR 1,110 1,051,169
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
........... 1,944 2,041,519
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 200 191,644
France — 3.2%
Altice France SA
(c)
2.50%, 01/15/25 ............ EUR 2,200 2,164,873
4.25%, 10/15/29 ............ 1,110 826,477
Atos SE
(c)
0.00%, 11/06/24
(h)(i)
.......... 3,600 2,713,745
1.75%, 05/07/25 ............ 100 69,077
Banijay Entertainment SASU, 7.00%
,
05/01/29
(c)
................ 510 533,560
BNP Paribas SA
(b)(j)
(USISOA05 + 4.15%), 6.63%
(a)
.. USD 500 493,004
Series TMO, (BFRTMO - 0.25%),
2.82% ................. EUR 1,163 835,273
Casino Guichard Perrachon SA
(b)(e)(j)(k)
(10-Year EURIBOR ICE Swap
Rate  at 9.00% Cap + 1.00%),
4.47% ................. 7,464 33,170
(5-Year EURIBOR ICE Swap Rate
+ 3.82%), 3.99%
(c)
......... 7,500 25,395
Security
Par (000)
Par (000) Value
France (continued)
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
4.13%
(b)(c)(j)
.............. GBP 3,200 $ 2,679,046
Eutelsat SA, 1.50%
,
10/13/28
(c)
.... EUR 1,800 1,346,157
Goldstory SAS, 5.38%
,
03/01/26
(c)
.. 1,433 1,461,293
Iliad SA
(c)
5.38%, 06/14/27 ............ 2,200 2,292,903
5.63%, 02/15/30 ............ 500 507,858
La Financiere Atalian SASU
(c)
4.00%, 05/15/24 ............ 1,252 1,029,602
5.13%, 05/15/25 ............ 3,355 2,573,696
Novafives SAS
(c)
5.00%, 06/15/25 ............ 1,162 1,176,627
(3-mo. EURIBOR at 4.50% Floor +
4.50%), 8.35%, 06/15/25
(b)
... 1,810 1,850,222
Picard Groupe SAS, 3.88%
,
07/01/26
(c)
1,573 1,526,603
RCI Banque SA, (5-Year EUR Swap
Annual + 2.85%), 2.63%
,
02/18/30
(b)
(c)
...................... 4,500 4,461,298
Sabena Technics SAS, (Acquired
10/28/22, cost $335,976)
(b)(f)(g)
... 342 361,870
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 4.00%),
7.25%
(b)(c)(j)
................ 1,100 1,020,212
Vallourec SACA, 8.50%
,
06/30/26
(c)
. 1,812 1,914,881
Worldline SA, 0.00%
,
07/30/26
(c)(h)(i)
.. 591 541,365
32,438,207
Germany — 3.3%
ADLER Group SA
2.00%, 11/23/23
(c)(d)(e)(h)(k)
....... 800 808,388
21.00%, (21.00% Cash or 21.00%
PIK), 07/31/25
(i)(l)
.......... 1,000 1,062,421
Agps Bondco plc
(c)(e)(k)
6.00%, 08/05/25 ............ 1,900 839,338
5.50%, 11/13/26 ............ 700 290,046
5.00%, 04/27/27 ............ 1,900 663,429
5.00%, 01/14/29 ............ 2,300 711,593
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%),
4.75%
(b)(j)
............... GBP 2,097 1,045,008
2.00%, 11/02/26 ............ EUR 1,000 898,062
0.38%, 04/15/27 ............ 1,500 1,204,453
1.45%, 07/09/28 ............ 2,300 1,752,214
AT Securities BV, (5-Year USD Swap
Semi + 3.55%), 7.75%
(b)(c)(j)
..... USD 3,250 1,532,375
ATF Netherlands BV, (5-Year EUR
Swap Annual + 4.38%), 7.08%
(b)(c)(j)
EUR 1,200 568,453
Cheplapharm Arzneimittel GmbH
(c)
4.38%, 01/15/28 ............ 1,071 1,029,818
7.50%, 05/15/30 ............ 705 742,425
Commerzbank AG, (5-Year EUR Swap
Annual + 6.36%), 6.13%
(b)(c)(j)
.... 4,400 4,283,189
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(c)
... 2,400 1,600,152
Deutsche Bank AG, (5-Year EURIBOR
ICE Swap Rate + 3.30%), 4.00%
,
06/24/32
(b)(c)
............... 4,100 3,904,389
HT Troplast GmbH, 9.38%
,
07/15/28
(c)
1,276 1,309,556
Lanxess AG, (6M EURIBOR + 9.50%),
13.63%
,
06/20/30
(b)(f)
......... 427 429,058
Renk AG, 5.75%
,
07/15/25
(c)
...... 780 812,166
Sudzucker International Finance BV,
1.25%
,
11/29/23
(c)
........... 135 142,371

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(c)
....... EUR 636 $ 649,724
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(c)
....... 2,348 2,387,800
Tele Columbus AG, 3.88%
,
05/02/25
(c)
5,303 3,049,972
TK Elevator Midco GmbH, 4.38%
,
07/15/27
(c)
................ 910 871,398
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 240 218,507
ZF Finance GmbH, 5.75%
,
08/03/26
(c)
EUR 1,200 1,271,117
34,077,422
Ghana — 0.3%
Tullow Oil plc, 10.25%
,
05/15/26
(a)
.. USD 3,125 2,677,734
Greece — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(a)
... 1,131 1,124,090
India — 0.1%
Natural Foods, (6-mo. EURIBOR +
6.75%), 10.89%
,
10/13/29
(b)(f)
.... EUR 993 1,008,970
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(a)
........... USD 240 174,891
1,183,861
Indonesia — 0.0%
Freeport Indonesia PT, 4.76%
,
04/14/27
(c)
................ 239 226,409
Ireland — 0.3%
Bank of Ireland Group plc, (5-Year EUR
Swap Annual + 7.92%), 7.50%
(b)(c)(j)
EUR 2,808 2,924,355
Israel — 0.6%
Energian Israel Finance Ltd., 8.50%
,
09/30/33
(a)(c)
............... USD 93 81,178
Leviathan Bond Ltd., 6.75%
,
06/30/30
(a)
(c)
...................... 36 29,733
Teva Pharmaceutical Finance
Netherlands II BV
7.38%, 09/15/29 ............ EUR 2,788 2,975,648
7.88%, 09/15/31 ............ 893 968,033
Teva Pharmaceutical Finance
Netherlands III BV, 7.88%
,
09/15/29 USD 2,000 1,961,500
6,016,092
Italy — 3.7%
Azzurra Aeroporti SpA
(c)
2.13%, 05/30/24 ............ EUR 4,583 4,754,188
2.63%, 05/30/27 ............ 992 941,008
Banco BPM SpA, (5-Year EUR Swap
Annual + 3.17%), 2.88%
,
06/29/31
(b)
(c)
...................... 937 872,665
Cedacri Mergeco SpA, (3-mo.
EURIBOR + 5.50%), 9.28%
,
05/15/28
(b)(c)
............... 997 1,023,278
Engineering - Ingegneria Informatica -
SpA, 11.13%
,
05/15/28
(c)
....... 2,271 2,362,470
Fiber Bidco SpA, 11.00%
,
10/25/27
(c)
. 680 762,679
Infrastrutture Wireless Italiane SpA,
1.63%
,
10/21/28
(c)
........... 2,604 2,409,944
Intesa Sanpaolo SpA
5.02%, 06/26/24
(a)
........... USD 1,150 1,126,997
5.15%, 06/10/30
(c)
........... GBP 950 951,373
Lottomatica SpA
(c)
9.75%, 09/30/27 ............ EUR 1,130 1,277,720
Security
Par (000)
Par (000) Value
Italy (continued)
(3-mo. EURIBOR + 4.13%), 7.93%,
06/01/28
(b)
.............. EUR 460 $ 487,237
Nexi SpA, 0.00%
,
02/24/28
(c)(h)(i)
.... 3,600 3,027,722
Rekeep SpA, 7.25%
,
02/01/26
(c)
.... 1,803 1,688,363
Rossini SARL, 6.75%
,
10/30/25
(c)
... 2,761 2,910,897
Telecom Italia Capital SA
6.38%, 11/15/33 ............ USD 264 225,117
6.00%, 09/30/34 ............ 285 234,559
7.20%, 07/18/36 ............ 703 607,822
7.72%, 06/04/38 ............ 790 697,381
Telecom Italia SpA
2.38%, 10/12/27
(c)
........... EUR 763 690,403
6.88%, 02/15/28
(c)
........... 2,226 2,337,665
7.88%, 07/31/28
(c)
........... 2,799 3,024,556
1.63%, 01/18/29
(c)
........... 2,605 2,136,172
5.25%, 03/17/55 ............ 400 327,969
UniCredit SpA, (5-Year EURIBOR ICE
Swap Rate + 7.33%), 7.50%
(b)(c)(j)
. 1,026 1,055,756
Webuild SpA, 7.00%
,
09/27/28
(c)
.... 1,740 1,801,971
37,735,912
Japan — 0.8%
Rakuten Group, Inc.
3.55%, 11/27/24
(c)
........... USD 400 375,000
10.25%, 11/30/24
(a)
.......... 200 202,003
SoftBank Group Corp.
(c)
2.13%, 07/06/24 ............ EUR 5,062 5,189,538
3.13%, 09/19/25 ............ 1,250 1,241,680
4.00%, 09/19/29 ............ 240 209,767
3.88%, 07/06/32 ............ 1,503 1,194,222
8,412,210
Kuwait — 0.0%
MEGlobal BV, 4.25%
,
11/03/26
(c)
... USD 200 188,288
Luxembourg — 2.1%
Adler Financing SARL, 12.50%
,
(12.50% Cash or 12.50% PIK),
06/30/25
(l)
................. EUR 1,920 1,968,348
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(c)
................ GBP 1,951 2,077,889
Codere New Holdco SA
7.50%, 11/30/27 ............ EUR 1,514 4,085
7.50%, 11/30/27
(a)
........... 197 9,680
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(c)
................ 2,355 1,741,288
Garfunkelux Holdco 3 SA
(c)
6.75%, 11/01/25 ............ 4,712 3,737,770
7.75%, 11/01/25 ............ GBP 600 537,355
Kleopatra Finco SARL
(c)
4.25%, 03/01/26 ............ EUR 567 495,236
4.25%, 03/01/26 ............ 1,348 1,177,386
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(c)
................ 1,886 1,150,849
LHMC Finco 2 SARL, 7.25%
,
(7.25%
Cash or 8.00% PIK), 10/02/25
(c)(l)
. 817 830,657
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(c)
................ 993 1,005,656
SES SA, (5-Year EUR Swap Annual +
3.19%), 2.88%
(b)(c)(j)
.......... 2,687 2,494,833
Vivion Investments SARL
(c)
3.00%, 08/08/24 ............ 1,600 1,549,058
7.90%, (7.90% Cash or 7.90% PIK),
02/28/29
(l)
............... 2,950 2,302,556
21,082,646

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ USD 200 $ 116,690
Netherlands — 1.0%
GTCR W-2 Merger Sub LLC, 8.50%
,
01/15/31
(a)
................ GBP 100 121,849
ING Groep NV, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.86%), 3.88%
(b)(j)
.... USD 1,857 1,296,068
Nobian Finance BV, 3.63%
,
07/15/26
(c)
EUR 780 737,263
Summer BidCo BV
(c)(l)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 2,378 2,337,730
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,936 1,897,003
VZ Secured Financing BV, 3.50%
,
01/15/32
(c)
................ 756 605,942
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(c)
................ 4,160 3,354,709
10,350,564
Oman — 0.0%
EDO Sukuk Ltd., 5.88%
,
09/21/33
(a)
. USD 250 239,813
Portugal — 1.3%
Banco Espirito Santo SA
(c)(e)(k)
2.63%, 05/08/17 ............ EUR 6,100 1,678,146
4.75%, 01/15/18 ............ 19,300 5,309,546
4.00%, 01/21/19 ............ 22,800 6,272,417
13,260,109
Romania — 0.4%
RCS & RDS SA, 2.50%
,
02/05/25
(c)
.. 4,300 4,370,658
Singapore — 0.0%
Puma International Financing SA,
5.00%
,
01/24/26
(a)
........... USD 200 178,846
South Africa — 0.0%
Sasol Financing USA LLC, 6.50%
,
09/27/28 ................. 200 175,700
South Korea — 0.7%
SK Hynix, Inc., 6.38%
,
01/17/28
(a)
... 7,620 7,533,894
Spain — 2.2%
Banco Bilbao Vizcaya Argentaria
SA, (5-Year EUR Swap Annual +
6.04%), 6.00%
(b)(c)(j)
.......... EUR 1,000 1,046,300
Banco de Sabadell SA
(b)(c)
(5-Year EUR Swap Annual +
2.20%), 2.00%, 01/17/30 .... 600 591,213
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 1,600 1,513,845
Banco Santander SA, (5-Year EUR
Swap Annual + 4.10%), 4.75%
(b)(c)(j)
600 526,869
CaixaBank SA, (5-Year EUR Swap
Annual + 6.50%), 6.75%
(b)(c)(j)
.... 1,200 1,255,215
Cellnex Finance Co. SA
2.00%, 02/15/33
(c)
........... 4,000 3,216,497
3.88%, 07/07/41
(a)
........... USD 1,000 666,575
Cellnex Telecom SA
(c)
0.50%, 07/05/28
(h)
........... EUR 700 708,865
2.13%, 08/11/30
(h)
........... 3,100 2,995,225
1.75%, 10/23/30 ............ 2,000 1,697,323
0.75%, 11/20/31
(h)
........... 2,700 2,101,357
Cirsa Finance International SARL
(c)
7.88%, 07/31/28 ............ 482 506,816
Security
Par (000)
Par (000) Value
Spain (continued)
(3-mo. EURIBOR + 4.50%), 8.45%,
07/31/28
(b)
.............. EUR 732 $ 770,223
Codere Finance 2 Luxembourg SA,
11.00%
,
(11.00% Cash or 11.00%
PIK), 09/30/26
(c)(d)(l)
........... 2,373 1,700,900
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(c)
................ 560 525,965
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(c)
................ 1,057 1,037,327
Repsol International Finance BV, (5-
Year EUR Swap Annual + 4.41%),
4.25%
(b)(c)(j)
................ 817 788,295
Telefonica Europe BV, (8-Year EUR
Swap Annual + 3.62%), 6.75%
(b)(c)(j)
700 716,746
22,365,556
Sweden — 0.5%
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b)(j)
......... 1,600 882,608
1.13%, 01/21/26 ............ 332 297,899
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b)(j)
......... 124 52,852
Heimstaden Bostad Treasury BV
0.63%, 07/24/25
(c)
........... 332 308,065
1.38%, 03/03/27 ............ 332 277,431
1.00%, 04/13/28
(c)
........... 996 754,871
Intrum AB
(c)
3.13%, 07/15/24 ............ 254 257,114
4.88%, 08/15/25 ............ 1,663 1,576,859
Samhallsbyggnadsbolaget i Norden
AB
(b)(c)(j)
(5-Year EUR Swap Annual +
3.23%), 2.63% ........... 291 48,994
(5-Year EUR Swap Annual +
3.22%), 2.88% ........... 1,200 203,155
SBB Treasury OYJ, 0.75%
,
12/14/28
(c)
800 469,796
5,129,644
Switzerland — 0.3%
(c)
Credit Suisse AG, 0.25%
,
09/01/28 .. 900 781,087
UBS Group AG
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%
(j)
................ USD 2,250 2,179,688
(1-Year EUR Swap Annual +
0.77%), 0.65%, 01/14/28 .... EUR 500 462,582
3,423,357
Tanzania — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. USD 200 192,634
United Arab Emirates — 0.1%
(a)
Shelf Drilling Holdings Ltd., 9.63%
,
04/15/29 ................. 670 636,500
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25 ........... 322 322,000
958,500
United Kingdom — 9.5%
Barclays plc, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.67%), 8.00%
(b)(j)
.... 2,258 2,208,424
BAT Capital Corp., 7.75%
,
10/19/32 . 3,010 3,088,734
Bellis Acquisition Co. plc
(c)
3.25%, 02/16/26 ............ GBP 4,026 4,237,343
4.50%, 02/16/26 ............ 1,354 1,458,262

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
British Airways Pass-Through Trust,
Series 2013-1, Class A, 8.63%
,
12/15/32
(f)
................. USD 20,842 $ 21,206,748
British Telecommunications plc
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(a)
... 1,672 1,348,770
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(c)
......... GBP 1,325 1,599,359
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 12,260 11,432,894
CPUK Finance Ltd.
(c)
3.59%, 08/28/25 ............ GBP 1,030 1,187,210
4.88%, 08/28/25 ............ 3,092 3,505,171
EnQuest plc, 11.63%
,
11/01/27
(a)
... USD 2,525 2,373,994
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(c)
GBP 2,707 3,035,231
Global Switch Finance BV, 1.38%
,
10/07/30
(c)
................ EUR 1,000 877,660
Global Switch Holdings Ltd., 2.25%
,
05/31/27
(c)
................ 400 389,846
Heathrow Finance plc
(c)(d)
4.75%, 03/01/24 ............ GBP 2,411 2,890,537
5.75%, 03/03/25 ............ 380 449,170
INEOS Quattro Finance 2 plc
(c)
2.50%, 01/15/26 ............ EUR 1,350 1,328,444
2.50%, 01/15/26 ............ 2,996 2,948,163
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(c)(e)(h)
(k)
...................... GBP 4,275 883,302
Lloyds Banking Group plc, (5-Year
EURIBOR ICE Swap Rate + 5.29%),
4.95%
(b)(c)(j)
................ EUR 2,645 2,606,266
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(l)
................. GBP 600 306,908
Nationwide Building Society, (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88%
(b)
(c)(j)
...................... 1,132 1,296,930
NatWest Group plc, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00%
(b)
(j)
....................... USD 1,433 1,312,784
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ 4,758 4,710,056
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(c)
................ GBP 2,799 3,209,972
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ............ EUR 435 445,361
10.00%, 10/11/28 ........... GBP 505 589,570
Rolls-Royce plc, 0.88%
,
05/09/24
(c)
.. EUR 1,600 1,656,578
Santander UK Group Holdings plc,
(BPSWS5 + 6.07%), 6.75%
(b)(c)(j)
.. GBP 1,494 1,770,485
Standard Chartered plc
(b)(j)
(3-mo. LIBOR USD + 1.51%),
7.16%
(c)
................ USD 300 273,723
(3-mo. LIBOR USD + 1.51%),
7.16%
(a)
................ 2,100 1,916,058
Stonegate Pub Co. Financing plc
(c)
8.00%, 07/13/25 ............ GBP 2,955 3,268,406
8.25%, 07/31/25 ............ 1,731 1,927,739
Synthomer plc, 3.88%
,
07/01/25
(c)
... EUR 1,303 1,332,794
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/25 ............ GBP 1,710 1,953,935
0.88%, 01/31/28 ............ EUR 662 580,143
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Vmed O2 UK Financing I plc, 4.00%
,
01/31/29
(c)
................ GBP 2,495 $ 2,505,643
98,112,613
United States — 30.3%
Affinity Interactive, 6.88%
,
12/15/27
(a)
USD 125 101,886
Alexander Funding Trust II, 7.47%
,
07/31/28
(a)
................ 10,012 9,940,047
Allegiant Travel Co., 7.25%
,
08/15/27
(a)
155 140,275
Alteryx, Inc., 8.75%
,
03/15/28
(a)
.... 5,750 5,678,107
American Airlines Pass-Through Trust,
Series 2017-2, Class A, 4.00%
,
12/15/25
(f)
................. 4,110 4,058,625
AmeriGas Partners LP, 9.38%
,
06/01/28
(a)
................ 157 155,155
Amkor Technology, Inc., 6.63%
,
09/15/27
(a)
................ 7,000 6,813,183
Ardagh Packaging Finance plc
(c)
2.13%, 08/15/26 ............ EUR 2,259 2,060,480
4.75%, 07/15/27 ............ GBP 1,044 888,103
Arsenal AIC Parent LLC, 8.00%
,
10/01/30
(a)
................ USD 16 15,800
Ashton Woods USA LLC
(a)
4.63%, 08/01/29 ............ 57 46,124
4.63%, 04/01/30 ............ 205 158,732
Bausch & Lomb Escrow Corp., 8.38%
,
10/01/28
(a)
................ 4,518 4,487,504
Big River Steel LLC, 6.63%
,
01/31/29
(a)
158 156,069
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ 57 57,081
Buckeye Partners LP
4.35%, 10/15/24 ............ 245 235,200
4.13%, 03/01/25
(a)
........... 111 105,705
Caesars Entertainment, Inc., 8.13%
,
07/01/27
(a)
................ 333 329,961
Calumet Specialty Products Partners
LP, 9.75%
,
07/15/28
(a)
......... 301 280,945
Capital One Financial Corp., (1-day
SOFR + 2.44%), 7.15%
,
10/29/27
(b)
5,000 5,000,744
Carnival Corp., 7.63%
,
03/01/26
(c)
... EUR 2,087 2,164,620
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 1,913 1,552,488
Catalent Pharma Solutions, Inc.,
5.00%
,
07/15/27
(a)
........... 4,500 4,015,575
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 88 78,620
Central Parent LLC, 8.00%
,
06/15/29
(a)
37 36,546
Civitas Resources, Inc.
(a)
5.00%, 10/15/26 ............ 181 169,355
8.38%, 07/01/28 ............ 3,841 3,864,665
Cleveland-Cliffs, Inc., 6.75%
,
04/15/30
(a)
................ 400 370,876
Cloud Software Group, Inc., 6.50%
,
03/31/29
(a)
................ 7,617 6,687,328
CommScope Technologies LLC, 6.00%
,
06/15/25
(a)
................ 4,225 2,535,000
CommScope, Inc., 6.00%
,
03/01/26 . 850 699,090
Concentrix Corp., 6.65%
,
08/02/26 .. 7,750 7,702,363
Consensus Cloud Solutions, Inc.,
6.00%
,
10/15/26
(a)
........... 2,850 2,639,707
Coty, Inc., 6.63%
,
07/15/30
(a)
...... 33 31,440
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 81 63,180

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Crescent Energy Finance LLC, 9.25%
,
02/15/28
(a)
................ USD 1,773 $ 1,785,697
Crown European Holdings SA, 3.38%
,
05/15/25
(c)
................ EUR 1,174 1,215,611
CSC Holdings LLC
5.25%, 06/01/24 ............ USD 535 500,237
5.50%, 04/15/27
(a)
........... 200 167,126
Dana Financing Luxembourg SARL,
8.50%
,
07/15/31
(c)
........... EUR 685 739,294
Dana, Inc., 4.25%
,
09/01/30 ...... USD 45 35,617
DISH DBS Corp., 5.88%
,
11/15/24 .. 346 317,460
DISH Network Corp., 0.00%
,
12/15/25
(h)
(i)
....................... 185 112,854
Dresdner Funding Trust I, 8.15%
,
06/30/31
(c)
................ 2,023 2,111,506
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(a)
........... 243 246,513
Energy Transfer LP
6.05%, 12/01/26 ............ 5,000 4,989,786
6.10%, 12/01/28 ............ 1,255 1,239,389
EQM Midstream Partners LP
(a)
7.50%, 06/01/27 ............ 7,250 7,180,253
7.50%, 06/01/30 ............ 2,000 1,962,272
EquipmentShare.com, Inc., 9.00%
,
05/15/28
(a)
................ 664 624,160
Ford Motor Co., 3.25%
,
02/12/32 ... 62 46,794
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 101 89,898
5.00%, 03/01/28 ............ 1,246 1,093,475
Freed Corp., 10.00%
,
12/01/23
(f)
.... 1,009 1,031,896
FreeWire Technologies, Inc., (3-mo.
CME Term SOFR + 11.00%),
16.39%
,
03/31/25
(b)(f)
......... 679 653,993
Frontier Communications Holdings
LLC
(a)
5.88%, 10/15/27 ............ 1,986 1,810,573
8.75%, 05/15/30 ............ 11,344 10,808,020
8.63%, 03/15/31 ............ 5,000 4,701,020
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 8,500 7,767,110
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 78 65,678
Garden Spinco Corp., 8.63%
,
07/20/30
(a)
................ 5,334 5,503,461
GoTo Group, Inc., 5.50%
,
09/01/27
(a)
. 4,736 2,469,684
GrafTech Global Enterprises, Inc.,
9.88%
,
12/15/28
(a)
........... 37 33,133
GXO Logistics, Inc., 2.65%
,
07/15/31 355 263,361
Homes by West Bay LLC, 9.50%
,
04/30/27
(f)
................. 1,201 1,116,930
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 323 283,953
Illuminate Buyer LLC, 9.00%
,
07/01/28
(a)
................ 67 62,598
Iron Mountain UK plc, 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,650,372
Landsea Homes Corp., 11.00%
,
07/17/28
(f)
................. USD 1,819 1,753,152
Lessen, Inc., (3-mo. CME Term SOFR
+ 5.00%), 13.40%
,
01/05/28
(a)(b)(f)
. 1,206 1,100,089
Liberty Mutual Group, Inc., (5-Year
EUR Swap Annual + 3.70%), 3.63%
,
05/23/59
(b)(c)
............... EUR 1,250 1,259,139
Security
Par (000)
Par (000) Value
United States (continued)
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(h)
............... USD 200 $ 10,000
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 14,696 9,670,556
Mauser Packaging Solutions Holding
Co., 7.88%
,
08/15/26
(a)
........ 380 355,915
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 189 157,343
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 54 50,194
5.50%, 08/15/28 ............ 258 227,995
5.13%, 12/15/30 ............ 254 205,533
5.75%, 11/15/31 ............ 119 99,109
NCR Atleos Escrow Corp., 9.50%
,
04/01/29
(a)
................ 6,350 6,224,461
New Home Co., Inc. (The),  + 0.00%),
8.25%
,
10/15/27
(a)(b)(d)
......... 72 65,621
Nexstar Media, Inc.
(a)
5.63%, 07/15/27 ............ 11 9,899
4.75%, 11/01/28 ............ 194 162,939
NRG Energy, Inc., 7.00%
,
03/15/33
(a)
510 482,045
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
........... EUR 2,323 2,437,049
9.75%, 11/15/28
(a)
........... USD 710 693,458
Palomino Funding Trust I, 7.23%
,
05/17/28
(a)
................ 10,850 10,843,357
Paramount Global, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.00%), 6.38%
,
03/30/62
(b)
................ 4,501 3,312,466
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 258 215,325
Permian Resources Operating LLC
(a)
7.75%, 02/15/26 ............ 46 45,959
5.88%, 07/01/29 ............ 101 94,004
7.00%, 01/15/32 ............ 79 76,582
Pilgrim's Pride Corp., 6.25%
,
07/01/33 309 283,970
Pitney Bowes, Inc., 6.88%
,
03/15/27
(a)
10,450 8,650,197
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 49 39,530
Rain Carbon, Inc., 12.25%
,
09/01/29
(a)
38 38,665
Rand Parent LLC, 8.50%
,
02/15/30
(a)
4,000 3,652,784
Regal Rexnord Corp., 6.05%
,
02/15/26
(a)
................ 4,250 4,180,320
RingCentral, Inc., 8.50%
,
08/15/30
(a)
. 6,150 5,842,500
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 989 938,829
8.63%, 06/01/27 ............ 5,834 4,838,449
11.25%, 12/15/27 ........... 3,483 3,101,561
SCIL IV LLC, 9.50%
,
07/15/28
(c)
.... EUR 1,628 1,741,897
Seagate HDD Cayman
(a)
8.25%, 12/15/29 ............ USD 7,000 7,113,589
8.50%, 07/15/31 ............ 1,269 1,291,288
9.63%, 12/01/32 ............ 7,150 7,622,014
Service Properties Trust
4.50%, 03/15/25 ............ 280 261,520
7.50%, 09/15/25 ............ 5,402 5,248,426
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(a)
......... 114 112,450
Sonder Holdings Inc., Note, (3-mo.
CME Term SOFR at 1.00% Floor +
9.00%), 13.99%
,
01/19/27
(b)(f)
.... 1,540 1,316,274
Spirit AeroSystems, Inc.
(a)
7.50%, 04/15/25 ............ 12,000 11,970,404

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
9.38%, 11/30/29 ............ USD 4,000 $ 4,107,723
Sprint Spectrum Co. LLC
(a)
4.74%, 03/20/25 ............ 4,500 4,449,154
5.15%, 03/20/28 ............ 2,700 2,656,972
Stem, Inc., 0.50%
,
12/01/28
(a)(h)
.... 47 24,579
SUN Country Marine, Inc.
(f)
Series 2019-1C, 7.00%, 12/15/23 10,641 10,628,198
Series 2022-1B, 5.75%, 03/15/29 11,055 10,972,564
Tenneco, Inc., 8.00%
,
11/17/28
(a)
... 238 190,995
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 87 71,784
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(a)
........... 77 77,312
Transocean, Inc., 8.75%
,
02/15/30
(a)
. 77 76,723
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 2 1,810
5.70%, 06/15/28 ............ 26 23,149
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(a)
........... 541 514,212
Uniti Group LP, 10.50%
,
02/15/28
(a)
.. 10,132 9,756,650
Univision Communications, Inc., 8.00%
,
08/15/28
(a)
................ 3,017 2,849,018
Venture Global LNG, Inc.
(a)
8.13%, 06/01/28 ............ 401 389,299
9.50%, 02/01/29 ............ 5,000 5,079,700
Viasat, Inc.
(a)
5.63%, 09/15/25 ............ 100 92,899
5.63%, 04/15/27 ............ 3,350 2,924,617
7.50%, 05/30/31 ............ 1,125 736,369
Vistra Operations Co. LLC, 7.75%
,
10/15/31
(a)
................ 4,652 4,490,203
Warnermedia Holdings, Inc., 6.41%
,
03/15/26 ................. 5,025 5,014,735
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 147 126,236
William Carter Co. (The), 5.63%
,
03/15/27
(a)
................ 16 15,160
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(a)
................ 456 388,879
Xerox Holdings Corp., 5.00%
,
08/15/25
(a)
................ 2,000 1,839,884
XHR LP
(a)
6.38%, 08/15/25 ............ 119 115,430
4.88%, 06/01/29 ............ 40 33,843
311,445,257
Zambia — 0.4%
First Quantum Minerals Ltd.
(a)
7.50%, 04/01/25 ............ 1,200 1,119,120
6.88%, 03/01/26 ............ 2,450 2,149,263
6.88%, 10/15/27 ............ 400 337,000
3,605,383
Total Corporate Bonds — 62.5%
(Cost: $746,919,367) ............................. 642,977,083
Security
Par (000)
Pa r (000) Value
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
0.17%
,
 11/09/29
(f)
........... GBP 213 $ 2,594
Total Fixed Rate Loan Interests — 0.0%
(Cost: $48,410) ................................ 2,594
Floating Rate Loan Interests
France — 0.3%
Tarkett Participation, Facility Term
Loan B, (6-mo. EURIBOR + 3.70%),
7.63%
,
 04/21/28
(b)
........... EUR 2,831 2,837,505
Germany — 0.4%
(b)
Tele Columbus AG, Facility Term Loan
A3, (6-mo. EURIBOR + 3.50%),
7.43%
,
 10/15/24 ............ 1,900 1,101,372
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (6-mo. EURIBOR +
4.50%), 8.47%
,
 10/02/26 ...... 3,800 2,637,712
3,739,084
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan,
(6-mo. LIBOR USD + 0.00%),
16.50%
,
 11/10/27
(b)(f)
......... GBP 333 242,859
Luxembourg — 0.5%
(b)
Altice Financing S.A., Term Loan,
10/31/27
(m)
................ EUR 1,947 1,913,451
Concrete Investment II SCA, Facility
Term Loan A2, (3-mo. EURIBOR +
2.00%), 5.95%
,
 10/31/23
(f)
...... 83 9
EURO Parfums Fze, Term Loan,
12.21%
,
 01/01/30
(f)
.......... USD 218 211,743
Rainbow UK Holdco Ltd., Facility
Term Loan B2, (6-mo. EURIBOR +
3.25%), 7.20%
,
 02/24/29 ...... EUR 2,400 2,484,156
Travelport Finance (Luxembourg)
SARL, Term Loan, (3-mo. CME Term
SOFR + 8.50%), 13.89%
,
 05/29/26
(f)
USD 402 205,270
4,814,629
Netherlands — 0.7%
(b)
Boels Topholding BV, Facility Term
Loan B2, (3-mo. EURIBOR +
3.25%), 7.03% - 7.12%
,
 02/06/27 . EUR 1,293 1,360,393
Columbus Finance BV, Facility Term
Loan B, (3-mo. EURIBOR + 3.75%),
7.72%
,
 01/01/38 ............ 2,400 2,009,332
Median BV, Facility Term Loan B1,
(6-mo. EURIBOR + 4.93%),
9.06%
,
 10/14/27 ............ 3,900 3,775,252
7,144,977
Singapore — 0.0%
Grab Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 4.50%),
9.94%
,
 01/29/26
(b)
........... USD 69 68,899

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain — 0.4%
Lorca Holdco Ltd., Term Loan B2,
(6-mo. EURIBOR + 4.20%),
8.02%
,
 09/17/27
(b)
........... EUR 4,000 $ 4,198,033
United Kingdom — 0.2%
Virgin Media SFA Finance Ltd., Facility
Term Loan M, (1-mo. SONIA +
3.25%), 8.48%
,
 11/15/27
(b)
..... GBP 1,900 2,264,623
United States — 6.3%
2U, Inc., Term Loan, (6-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 6.50%), 11.95%
,
 12/28/26
(b)
USD 407 375,591
ACProducts Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.25%),
9.90%
,
 05/17/28
(b)
........... 147 116,662
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.19%
,
 02/02/26
(b)
.......... 175 168,060
Altar BidCo, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.60%),
10.49%
,
 02/01/30
(b)
.......... 10,286 9,900,275
AMC Entertainment Holdings, Inc.,
Term Loan B1, (1-mo. LIBOR USD +
3.00%), 8.45%
,
 04/22/26
(b)
..... 338 275,899
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 5.00%), 10.54%
,
 12/30/27
(b)
118 114,663
American Rock Salt Co. LLC, 1st Lien
Term Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.00%), 9.44%
,
 06/09/28
(b)
..... 92 82,697
Apex Tool Group LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
5.25%), 10.69%
,
 02/08/29
(b)
..... 197 167,536
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor and 0.75%
Cap + 4.00%), 9.42%
,
 11/24/27
(b)
. 183 180,053
Ascensus Group Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor and 0.50%
Cap + 3.50%), 8.94%
,
 08/02/28
(b)
. 2 2,345
Ascensus Group Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50%
Cap + 6.50%), 12.18%
,
 08/02/29
(b)
598 567,729
Avaya, Inc., Term Loan B3, (1-mo.
CME Term SOFR at 1.00% Cap +
10.00%), 0.00%
,
 12/15/27
(b)(f)
.... 597 149,185
AVSC Holding Corp., 1st Lien
Term Loan B1, (1-mo. LIBOR
USD at 1.00% Floor + 3.25%),
8.67%
,
 03/03/25
(b)
........... 962 900,605
AVSC Holding Corp., 1st Lien Term
Loan B3, (3-mo. LIBOR USD +
15.00%), 15.00%
,
 10/15/26
(b)
.... 355 353,771
Security
Par (000)
Par (000) Value
United States (continued)
Chemours Co. (The), Term Loan
B3, (1-mo. EURIBOR + 4.00%),
7.87%
,
 08/18/28
(b)
........... EUR 4,000 $ 4,105,428
City Brewing Co. LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.50%), 9.16%
,
 04/05/28
(b)
..... USD 164 117,835
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50%
Cap + 4.50%), 9.99%
,
 03/30/29
(b)
. 718 681,652
Conair Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.75%), 9.19%
,
 05/17/28
(b)
..... 88 81,541
ConnectWise LLC, Term Loan, (1-
mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.50%),
8.94%
,
 09/29/28
(b)
........... 178 172,764
CoreLogic, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 6.50%),
11.94%
,
 06/04/29
(b)
.......... 750 600,000
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw Term Loan,
(12-mo. CME Term SOFR + 0.00%),
1.00% - 14.13%
,
 07/31/28
(b)(f)
.... 174 170,693
Deerfield Dakota Holding LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
3.75%), 9.14%
,
 04/09/27
(b)
..... 748 721,264
DirecTV Financing LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.44%
,
 08/02/27
(b)
.......... 308 299,567
DRI Holding, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 5.25%),
10.67%
,
 12/21/28
(b)
.......... 238 216,917
DS Parent, Inc., Term Loan B, (6-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.75%),
11.34%
,
 12/10/28
(b)
.......... 352 347,234
ECL Entertainment LLC, Facility Term
Loan B, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.75%), 10.14%
,
 09/03/30
(b)
..... 434 432,555
EIS Group, Ltd., Term Loan
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 7.00%),
12.32%, 07/10/28
(b)(f)
....... 642 620,815
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.25%),
11.82%
,
 12/29/27
(b)(f)
......... 291 276,141
Equinox Holdings, Inc., 1st Lien Term
Loan B1, (6-mo. LIBOR USD at
1.00% Floor and 1.00% Cap +
3.00%), 8.73%
,
 03/08/24
(b)
..... 1,625 1,563,222
Flexsys Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
5.25%), 10.90%
,
 11/01/28
(b)
..... 172 161,243

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
GoTo Group, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.28%
,
 08/31/27
(b)
.......... USD 4,011 $ 2,522,565
Green Plains Operating Co. LLC, Term
Loan, (3-mo. LIBOR USD + 0.00%),
13.52%
,
 07/20/26
(b)(f)
......... 438 418,426
GTCR W Merger Sub LLC, Term Loan
B, 09/20/30
(b)(m)
............. 2,602 2,581,392
Helios Service Partners LLC, Delayed
Draw Term Loan
(b)(f)
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.50%),
12.13% - 12.17%, 03/19/27 ... 92 91,254
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 0.00%),
1.00% - 11.93%, 03/19/27 .... 11 10,650
Helios Service Partners LLC, Term
Loan
(b)(f)
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 6.25%),
11.88%, 03/19/27 ......... 108 106,345
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 0.00%),
12.15%, 03/19/27 ......... 21 20,383
Hunter Douglas Holding BV, Term
Loan B1, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.50%), 8.89%
,
 02/26/29
(b)
..... 206 194,650
Hydrofarm Holdings Group, Inc., Term
Loan, (1-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
5.50%), 10.94%
,
 10/25/28
(b)(f)
.... 169 135,192
J&J Ventures Gaming LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.00%),
9.65%
,
 04/26/28
(b)
........... 321 304,413
Jack Ohio Finance LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 4.75%),
10.19%
,
 10/04/28
(b)
.......... 130 127,323
Kronos Acquisition Holdings, Inc., Term
Loan, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
6.00%), 11.57%
,
 12/22/26
(b)
..... 127 126,584
Level 3 Financing, Inc., Term Loan B,
03/01/27
(b)(m)
............... 109 101,581
Live Nation Entertainment, Inc., Term
Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.19%
,
 10/19/26
(b)
..... 670 667,353
Maverick Gaming LLC, Facility Term
Loan B, (3-mo. CME Term SOFR
at 1.00% Floor and 1.00% Cap +
7.50%), 13.18%
,
 09/03/26
(b)
..... 207 152,041
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor and 0.50%
Cap + 7.00%), 12.52%
,
 11/01/29
(b)
461 405,680
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 4.25%),
9.57%
,
 05/03/28
(b)
........... 2,234 2,132,152
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.57%
,
 02/23/29
(b)
.......... 637 551,801
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 3.25%),
8.74%
,
 01/24/29
(b)
........... USD 903 $ 828,433
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor and 0.01% Cap + 6.00%),
11.49%
,
 01/24/30
(b)
.......... 969 774,217
New SK Holdco Sub LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 6.75%),
12.19% - 13.67%
,
 06/30/27
(b)
.... 1,252 1,173,600
Nieslsen Consumer, Inc., Term Loan,
(1-mo. EURIBOR + 6.50%),
10.37%
,
 03/06/28
(b)
.......... EUR 2,693 2,814,106
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(1-mo. LIBOR USD at 1.00% Floor
and 1.00% Cap + 0.00%),
11.65%, 03/19/27
(b)(f)
....... USD 240 238,235
Orion Group HoldCo LLC, Term Loan
(3-mo. LIBOR USD at 1.00% Floor
and 1.00% Cap + 0.00%),
11.65%, 03/19/27
(b)(f)
....... 21 20,876
Park River Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.25%), 8.91%
,
 12/28/27
(b)
..... 92 86,431
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
 03/13/28
(b)
........... 482 465,722
ProFrac Holdings II LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 7.25%),
12.93%
,
 03/04/25
(b)(f)
......... 418 416,757
Proofpoint, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor and 0.50% Cap + 6.25%),
11.69%
,
 08/31/29
(b)
.......... 733 733,550
Quartz AcquireCo LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
 06/28/30
(b)(f)
.......... 7,500 7,481,250
RealPage, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 6.50%),
11.94%
,
 04/23/29
(b)
.......... 1,293 1,285,459
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
4.75%), 10.19%
,
 04/27/28
(b)(f)
.... 2,564 2,136,856
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
7.75%), 13.19%
,
 04/27/29
(b)
..... 4,548 2,801,568
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR
at 1.00% Floor and 0.75% Cap +
4.00%), 9.44%
,
 03/16/27
(b)
..... 434 427,597
Shearer's Foods LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.50%), 8.94%
,
 09/23/27
(b)
..... 82 81,948

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Signal Parent, Inc., Term Loan, (1-
mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.50%),
8.92%
,
 04/03/28
(b)
........... USD 254 $ 206,316
Sophia LP, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00%
Floor and 1.00% Cap + 8.00%),
13.42%
,
 10/09/28
(b)(f)
......... 2,250 2,244,375
Triton Water Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.50% Floor and 0.50% Cap +
3.25%), 8.90%
,
 03/31/28
(b)
..... 171 161,810
United AirLines, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 3.75%),
9.19%
,
 04/21/28
(b)
........... —
(n)
382
Vaco Holdings LLC, Term Loan,
(6-mo. CME Term SOFR at 0.75%
Floor and 0.75% Cap + 5.00%),
10.59%
,
 01/21/29
(b)
.......... 288 272,310
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
 08/27/25
(b)
........... 5,644 5,635,759
Woof Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR
at 0.75% Floor and 0.75% Cap +
3.75%), 9.40%
,
 12/21/27
(b)
..... 148 119,795
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
 03/09/27
(b)
........... 92 77,315
65,058,394
Total Floating Rate Loan Interests — 8.8%
(Cost: $98,551,001) .............................. 90,369,003
Foreign Agency Obligations
Colombia — 0.0%
Ecopetrol SA, 4.13%
,
01/16/25 .... 78 75,098
France — 0.5%
Electricite de France SA
(b)(c)(j)
(6-Year EUR Swap Annual +
3.44%), 4.00% ........... EUR 1,200 1,234,930
(13-Year GBP Swap Semi +
4.23%), 6.00% ........... GBP 1,000 1,120,377
(5-Year EUR Swap Annual +
4.86%), 7.50% ........... EUR 800 854,945
(BPISDS15 + 3.32%), 5.88% ... GBP 400 399,893
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,299,347
4,909,492
Ireland — 0.4%
AIB Group plc, (5-Year EUR Swap
Annual + 5.70%), 5.25%
(b)(c)(j)
.... 4,264 4,304,920
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b)(c)
............... 1,725 1,813,815
Security
Par (000)
Par (000) Value
Mexico — 0.1%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(c)
........... USD 223 $ 221,352
Petroleos Mexicanos
4.25%, 01/15/25 ............ 88 83,820
8.75%, 06/02/29 ............ 226 198,632
503,804
Morocco — 0.0%
OCP SA, 5.13%
,
06/23/51
(c)
....... 200 128,000
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(c)
........... 228 220,939
Total Foreign Agency Obligations — 1.2%
(Cost: $12,566,484) .............................. 11,956,068
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%
,
09/20/29
(c)
219 211,061
Colombia — 0.1%
Republic of Colombia, 4.50%
,
01/28/26 336 321,821
Dominican Republic — 0.0%
Dominican Republic Government Bond,
4.50%
,
01/30/30
(a)
........... 244 206,302
Egypt — 0.0%
Arab Republic of Egypt, 7.50%
,
02/16/61
(a)
................ 200 98,500
Guatemala — 0.0%
Republic of Guatemala, 5.38%
,
04/24/32
(a)
................ 200 177,700
Hungary — 0.0%
Hungary Government Bond
5.38%, 03/25/24 ............ 40 39,876
5.25%, 06/16/29
(a)
........... 200 188,342
228,218
Indonesia — 0.0%
Republic of Indonesia, 4.10%
,
04/24/28 200 187,482
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.38%
,
03/03/28
(c)
................ 200 185,500
Mexico — 0.1%
United Mexican States, 3.75%
,
01/11/28 .................. 295 271,990
Morocco — 0.0%
Kingdom of Morocco, 2.38%
,
12/15/27
(a)
................ 267 228,285
Nigeria — 0.0%
Federal Republic of Nigeria, 8.38%
,
03/24/29
(a)
................ 200 174,750
Oman — 0.1%
Oman Government Bond, 6.75%
,
01/17/48
(c)
................ 258 229,943
Panama — 0.0%
Republic of Panama, 6.85%
,
03/28/54 200 170,600

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru — 0.0%
Republic of Peru, 1.86%
,
12/01/32 .. USD 173 $ 121,705
Romania — 0.1%
Romania Government Bond
(c)
2.88%, 03/11/29 ............ EUR 165 153,376
2.50%, 02/08/30 ............ 174 151,688
305,064
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%
,
04/17/30
(c)
................ USD 200 187,000
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(c)
200 158,250
South Africa — 0.0%
Republic of South Africa, 5.88%
,
04/20/32 ................. 200 168,750
Ukraine — 0.0%
Ukraine Government Bond
(e)(k)
7.75%, 09/01/25
(c)
........... 112 34,160
7.25%, 03/15/35
(a)
........... 234 58,851
93,011
Total Foreign Government Obligations — 0.4%
(Cost: $4,411,533) .............................. 3,725,932
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.1%
United States — 3.1%
(a)(b)
BX Commercial Mortgage Trust
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 8.25%, 06/15/38 ... 3,454 3,266,384
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 8.25%, 05/15/38 ... 3,106 2,935,119
CSMC Trust, Series 2022-LION,   +
0.00%), 8.80%, 02/15/27
(f)
...... 4,000 3,597,626
Extended Stay America Trust, Series
2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor +
2.96%), 8.30%, 07/15/38 ....... 6,916 6,759,634
Med Trust
Series 2021-MDLN, Class F, (1-mo.
CME Term SOFR at 4.00% Floor
+ 4.11%), 9.45%, 11/15/38 ... 2,986 2,813,610
Series 2021-MDLN, Class G, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.36%), 10.70%, 11/15/38 .. 8,555 8,031,346
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor +
2.22%), 7.55%, 04/15/38 ....... 5,060 4,952,573
32,356,292
Total Non-Agency Mortgage-Backed Securities — 3.1%
(Cost: $34,016,556) .............................. 32,356,292
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.2%
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria
SA , (5-Year EUR Swap Annual +
6.46%), 6.00%
(b)(c)(j)
.......... EUR 2,000 $ 1,986,879
Total Capital Trusts — 0.2%
(Cost: $2,030,934) .............................. 1,986,879
Shares
Shares
Preferred Stocks — 0.3%
United States — 0.3%
(f)
Aiven, Inc. (Preference), Series D
(e)
.. 6,597 482,966
Cap Hill Brands (Preference)
(e)
..... 506,652 136,796
Dream Finders Homes, Inc.
(Preference), 9.00%
(j)
......... 2,261 2,080,120
Lessen, Inc. (Preference), Series C
(e)
16,373 124,271
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $567,638)
(e)
(g)
...................... 194,516 593,274
3,417,427
Total Preferred Stocks — 0.3%
(Cost: $4,683,241) .............................. 3,417,427
Total Preferred Securities — 0.5%
(Cost: $6,714,175) .............................. 5,404,306
Par (000)
Pa r (000)
U.S. Treasury Obligations
U.S. Treasury Notes , 0.25%, 06/30/25
(o)
USD 4,850 4,473,367
Total U.S. Treasury Obligations — 0.4%
(Cost: $4,853,153) .............................. 4,473,367
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 5,728 2,209
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 109,736 5,806
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 71,516 757

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.0%
(e)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 03/11/26, Strike
Price USD 11.50) ............ 1,905 $ 362
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 Share for 1 Warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 7,450 220
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 16,190 162
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 9,692 100
CXApp, Inc. (Issued/Exercisable
02/02/21, 1 Share for 1 Warrant,
Expires 12/15/25, Strike Price USD
11.50) ................... 45,102 4,028
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 8,910 1,608
FreeWire Technologies, Inc. (Issued/
Exercisable 05/03/22, 1 Share for
1 Warrant, Expires 04/26/29, Strike
Price USD 3.35)
(f)
........... 66,908 1
FreeWire Technologies, Inc. (Issued/
Exercisable 04/27/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 70,430 5,634
FreeWire Technologies, Inc. (Issued/
Exercisable 03/31/22, 1 Share for
1 Warrant, Expires 04/26/27, Strike
Price USD 3.35)
(f)
........... 3,522 282
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 4,461 20,164
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(f)
.................. 1,784 4,121
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 11,241 50,809
Kinsey Interests, Inc. (Issued/
Exercisable 10/16/20, 1 Share for
1 Warrant, Expires 12/31/25, Strike
Price USD 10.00)
(f)
........... 53,160 28,706
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 6,894 69
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 17,391 121
M3-Brigade Acquisition II Corp. (Issued/
Exercisable 02/17/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 80,000 1,600
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 13,726 $ 207
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 Share for
1 Warrant, Expires 12/03/26, Strike
Price USD 11.50)
(f)
........... 4,828 1
Pivotal Investment Corp. III (Issued/
Exercisable 01/19/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 2,377 —
Proof Acquisition Corp. I (Issued/
Exercisable 12/03/21, 1 Share for
1 Warrant, Expires 10/01/26, Strike
Price USD 11.50)
(f)
........... 16,758 1,173
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 Share for 1 Warrant, Expires
09/24/26, Strike Price USD 11.50) 20,304 207
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 01/15/21,
1 Share for 1 Warrant, Expires
06/15/27, Strike Price USD 11.50) 5,599 112
Service King Midas International
(Issued/Exercisable 07/14/22,
1 Share for 1 Warrant, Expires
06/30/27, Strike Price USD 10.00)
(f)
1,375 —
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 Share for
1 Warrant, Expires 11/19/26, Strike
Price USD 12.50)
(f)
........... 18,705 —
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0)
(Issued/Exercisable 10/14/22,
1 Share for 1 Warrant, Expires
10/14/22, Strike Price USD 0.01)
(f)(g)
23,975 64,013
183,700
Total Warrants — 0.0%
(Cost: $311,072) ................................ 192,472
Total Long-Term Investments — 88.5%
(Cost: $1,046,194,494) ........................... 910,732,861
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 4.3%
(p)
Bank of America Securities, Inc.,
5.17%, 11/17/23 (Purchased on
10/30/23 to be repurchased at USD
584,146, collateralized by Xerox
Holdings Corp., 5.50%, due at
08/15/28, par and fair value of USD
750,000 and $579,258, respectively) USD 584 $ 584,063
Bank of America Securities, Inc.,
5.18%, 11/17/23 (Purchased on
10/19/23 to be repurchased at USD
1,108,911, collateralized by Staples,
Inc., 7.50%, due at 04/15/26, par
and fair value of USD 1,350,000 and
$1,101,186, respectively) ...... 1,107 1,107,000

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Bank of America Securities, Inc.,
5.15%, Open (Purchased on
10/23/23 to be repurchased at USD
1,828,074, collateralized by Carnival
Corp., 6.00%, due at 05/01/29, par
and fair value of USD 2,150,000 and
$1,816,313, respectively)
(q)
..... USD 1,826 $ 1,825,723
Barclays Bank plc, 5.15%, 11/16/23
(Purchased on 10/30/23 to be
repurchased at USD 1,342,692,
collateralized by CommScope, Inc.,
6.00%, due at 03/01/26, par and
fair value of USD 1,500,000 and
$1,274,863, respectively) ...... 1,343 1,342,500
Barclays Bank plc, 5.15%, 11/16/23
(Purchased on 10/31/23 to be
repurchased at USD 1, 999 , 128 ,
collateralized by CommScope, Inc.,
6.00%, due at 03/01/26, par and
fair value of USD 2,350,000 and
$1,997,286, respectively) ...... 1,995 1,994,563
Barclays Bank plc, 0.25%, Open
(Purchased on 08/10/23 to be
repurchased at USD 1,702,686,
collateralized by INEOS Quattro
Finance 1 plc, 3.75%, due at
07/15/26, par and fair value of
EUR 1,850,000 and $1,747,255,
respectively)
(q)
.............. EUR 1,609 1,702,190
Barclays Bank plc, 2.30%, Open
(Purchased on 10/11/23 to be
repurchased at USD 207,303,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value
of EUR 264,000 and $201,057,
respectively)
(q)
.............. 196 207,051
Barclays Bank plc, 2.30%, Open
(Purchased on 09/25/23 to be
repurchased at USD 444,630,
collateralized by Olympus Water
US Holding Corp., 5.38%, due
at 10/01/29, par and fair value
of EUR 540,000 and $411,253,
respectively)
(q)
.............. 419 443,637
Barclays Bank plc, 5.00%, Open
(Purchased on 10/10/23 to be
repurchased at USD 2,759,400,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 3,300,000
and $2,696,911, respectively)
(q)
.. USD 2,751 2,751,375
Barclays Bank plc, 5.10%, Open
(Purchased on 09/22/23 to be
repurchased at USD 3,843,504,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 4,278,000 and
$3,641,527, respectively)
(q)
..... 3,823 3,823,463
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 5.15%, Open
(Purchased on 10/02/23 to be
repurchased at USD 120,618,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 156,000 and $113,844,
respectively)
(q)
.............. USD 120 $ 120,120
Barclays Bank plc, 5.15%, Open
(Purchased on 10/02/23 to be
repurchased at USD 179,884,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 201,000 and
$173,363, respectively)
(q)
...... 179 179,141
Barclays Bank plc, 5.17%, Open
(Purchased on 10/02/23 to be
repurchased at USD 2,530,495,
collateralized by McAfee Corp.,
7.38%, due at 02/15/30, par and
fair value of USD 3,000,000 and
$2,399,927, respectively)
(q)
..... 2,520 2,520,000
Barclays Capital, Inc., 3.75%, 11/16/23
(Purchased on 10/18/23 to be
repurchased at USD 217,250,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due at
06/01/29, par and fair value of USD
261,000 and $213,368, respectively) 217 216,956
Barclays Capital, Inc., 4.30%, 11/16/23
(Purchased on 10/18/23 to be
repurchased at USD 463,594,
collateralized by CommScope,
Inc., 8.25%, due at 03/01/27, par
and fair value of USD 700,000 and
$290,500, respectively) ........ 463 462,875
Barclays Capital, Inc., 4.30%, 11/16/23
(Purchased on 10/31/23 to be
repurchased at USD 12,7 43 ,
collateralized by CommScope, Inc.,
8.25%, due at 03/01/27, par and fair
value of USD 25,000 and $10,375,
respectively) ............... 13 12,719
Barclays Capital, Inc., 5.15%, 11/16/23
(Purchased on 10/18/23 to be
repurchased at USD 284,682,
collateralized by Royal Caribbean
Cruises Ltd., 5.50%, due at
04/01/28, par and fair value of USD
314,000 and $286,321, respectively) 284 284,153
BNP Paribas SA, 2.00%, Open
(Purchased on 10/26/23 to be
repurchased at USD 1,222,870,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,100,000 and
$1,206,285, respectively)
(q)
..... GBP 1,006 1,222,535
BNP Paribas SA, 4.75%, Open
(Purchased on 10/02/23 to be
repurchased at USD 96,623,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 108,000 and
$93,150, respectively)
(q)
....... USD 96 96,255

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Deutsche Bank Securities, Inc.,
5.31%, 11/01/23 (Purchased on
10/31/23 to be repurchased at
USD 4,568,611, collateralized by
U.S. Treasury Notes, 0.25%, due
at 05/31/25, par and fair value of
USD 4,925,000 and $4,557,741,
respectively) ............... USD 4,568 $ 4,567,938
Goldman Sachs & Co. LLC,
4.77%, Open (Purchased on
10/26/23 to be repurchased at
USD 459,054, collateralized by
Tenet Healthcare Corp., 6.13%,
due at 10/01/28, par and fair value
of USD 500,000 and $463,750,
respectively)
(q)
.............. 459 458,750
Goldman Sachs International,
3.25%, Open (Purchased on
10/20/23 to be repurchased at USD
998,455, collateralized by eG Global
Finance plc, 4.38%, due at 02/07/25,
par and fair value of EUR 966,000
and $994,236, respectively)
(q)
... EUR 943 997,644
Goldman Sachs International,
3.60%, Open (Purchased on
08/18/23 to be repurchased at
USD 998,437, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 1,080,000 and $984,245,
respectively)
(q)
.............. 937 991,597
J.P. Morgan Securities plc,
2.90%, Open (Purchased on
07/04/23 to be repurchased at
USD 358,979, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 345,000 and
$346,792, respectively)
(q)
...... 336 355,827
J.P. Morgan Securities plc,
3.55%, Open (Purchased on
08/29/23 to be repurchased at USD
1,435,621, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 1,700,000 and
$1,433,447, respectively)
(q)
..... 1,349 1,426,964
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
08/29/23 to be repurchased at USD
675,645, collateralized by Vonovia
SE, 0.25%, due at 09/01/28, par
and fair value of EUR 800,000 and
$674,563, respectively)
(q)
...... 635 671,513
J.P. Morgan Securities plc,
3.60%, Open (Purchased on
08/22/23 to be repurchased at USD
1,070,298, collateralized by Paprec
Holding SA, 3.50%, due at 07/01/28,
par and fair value of EUR 1,090,000
and $1,017,525, respectively)
(q)
.. 1,005 1,063,162
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
3.65%, Open (Purchased on
07/04/23 to be repurchased at
USD 1,578,439, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,574,654,
respectively)
(q)
.............. EUR 1,475 $ 1,560,746
J.P. Morgan Securities plc,
3.70%, Open (Purchased on
07/04/23 to be repurchased at
USD 1,578,697, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 1,800,000 and $1,574,653,
respectively)
(q)
.............. 1,475 1,560,746
Nomura Securities International,
Inc., 4.25%, Open (Purchased
on 10/02/23 to be repurchased
at USD 311,144, collateralized
by PBF Holding Co. LLC, 6.00%,
due at 02/15/28, par and fair value
of USD 329,000 and $302,450,
respectively)
(q)
.............. USD 310 310,083
Nomura Securities International,
Inc., 4.50%, Open (Purchased
on 10/06/23 to be repurchased at
USD 2,052,943, collateralized by
CommScope, Inc., 8.25%, due
at 03/01/27, par and fair value of
USD 3,050,000 and $1,265,750,
respectively)
(q)
.............. 2,047 2,047,312
Nomura Securities International,
Inc., 4.75%, Open (Purchased on
10/02/23 to be repurchased at USD
1,985,694, collateralized by Frontier
Communications Holdings LLC,
6.75%, due at 05/01/29, par and
fair value of USD 2,500,000 and
$1,978,259, respectively)
(q)
..... 1,978 1,978,125
Nomura Securities International,
Inc., 5.10%, Open (Purchased on
10/18/23 to be repurchased at USD
1,097,551, collateralized by Zayo
Group Holdings, Inc., 4.00%, due
at 03/01/27, par and fair value of
USD 1,400,000 and $1,053,700,
respectively)
(q)
.............. 1,096 1,095,500
Nomura Securities International,
Inc., 5.20%, Open (Purchased on
10/27/23 to be repurchased at USD
24,382, collateralized by CrownRock
LP, 5.00%, due at 05/01/29, par
and fair value of USD 25,000 and
$23,580, respectively)
(q)
....... 24 24,375
RBC Capital Markets LLC,
(0.20)%, Open (Purchased on
10/02/23 to be repurchased at USD
135,848, collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 168,000
and $128,046, respectively)
(q)
... 136 135,870

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
5.15%, Open (Purchased on
09/20/23 to be repurchased at USD
863,598, collateralized by Cargo
Aircraft Management, Inc., 4.75%,
due at 02/01/28, par and fair value
of USD 950,000 and $838,375,
respectively)
(q)
.............. USD 859 $ 858,562
RBC Capital Markets LLC,
5.17%, Open (Purchased on
10/30/23 to be repurchased at USD
128,897, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 143,000 and
$127,679, respectively)
(q)
...... 129 128,879
RBC Europe Ltd., 2.80%, Open
(Purchased on 10/26/23 to be
repurchased at USD 1,508,176,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 1,455,000
and $1,462,559, respectively)
(q)
.. EUR 1,425 1,507,590
RBC Europe Ltd., 3.65%, Open
(Purchased on 10/26/23 to be
repurchased at USD 993,837,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 1,080,000 and
$984,244, respectively)
(q)
...... 939 993,334
Total Borrowed Bond Agreements — 4.3%
(Cost: $43,913,158) .............................. 43,630,836
Commercial Paper — 1.5%
(r)
L3Harris Technologies, Inc.
5.84%, 01/02/24
(a)
........... USD 3,000 2,970,516
6.22%, 08/29/24 ............ 5,000 4,753,122
L3Harris Technology, Inc., 5.64%
,
11/28/23
(a)
................ 3,000 2,987,074
McCormick & Co., Inc., 5.48%
,
11/15/23
(a)
................ 5,000 4,988,594
Total Commercial Paper — 1.5%
(Cost: $15,700,787) .............................. 15,699,306
Shares
Shares
Money Market Funds — 6.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 5.24%
(s)(t)
.... 68,951,597 68,951,597
Total Money Market Funds — 6.7%
(Cost: $68,951,597) .............................. 68,951,597
Total Short-Term Securities — 12.5%
(Cost: $128,565,542) ............................. 128,281,739
Security
Shares
Shares Value
Total Options Purchased — 0.3%
(Cost: $3,541,636 ) .............................. $ 3,097,904
Total Investments Before Options Written, Borrowed Bonds and
Investments Sold Short — 101.3%
(Cost: $1,178,301,672) ........................... 1,042,112,504
Total Options Written — (0.1)%
(Premiums Received — $(1,378,166)) ................. (1,030,264)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (3.5)%
Austria — (0.3)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(b)
........... EUR (3,600) (3,149,307)
France — (0.1)%
Paprec Holding SA, 3.50% ,  07/01/28 (1,090) (1,017,525)
Germany — (0.2)%
Vonovia SE, 0.25% ,  09/01/28 ...... (2,500) (2,108,010)
Italy — (0.2)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (1,800) (1,809,351)
Sweden — (0.2)%
Verisure Midholding AB,
5.25% ,  02/15/29 ............ (2,160) (1,968,489)
United Kingdom — (0.4)%
eG Global Finance plc,
4.38% ,  02/07/25 ............ (966) (994,236)
INEOS Quattro Finance 1 plc,
3.75% ,  07/15/26 ............ (1,850) (1,747,255)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,100) (1,206,285)
(3,947,776)
United States — (2.1)%
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(a)
........... USD (3,300) (2,696,911)
Cargo Aircraft Management, Inc.,
4.75% ,  02/01/28
(a)
........... (950) (838,375)
Carnival Corp.
(a)
:
5.75% ,  03/01/27 ............ (143) (127,679)
6.00% ,  05/01/29 ............ (2,150) (1,816,313)
CommScope, Inc.
(a)
:
6.00% ,  03/01/26 ............ (1,500) (1,274,863)
8.25% ,  03/01/27 ............ (3,750) (1,556,250)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(a)
(168) (128,046)
CrownRock LP, 5.00% ,  05/01/29
(a)
.. (25) (23,580)
Frontier Communications Holdings
LLC, 6.75% ,  05/01/29
(a)
....... (2,500) (1,978,259)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(a)
........... (261) (213,368)
McAfee Corp., 7.38% ,  02/15/30
(a)
... (3,000) (2,399,927)
Medline Borrower LP,
5.25% ,  10/01/29
(a)
........... (4,278) (3,641,527)
Olympus Water US Holding Corp.,
5.38% ,  10/01/29 ............ EUR (804) (612,310)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... USD (156) (113,844)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (329) (302,450)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
United States (continued)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(a)
........... USD (309) $ (266,513)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (314) (286,321)
Staples, Inc., 7.50% ,  04/15/26
(a)
.... (1,350) (1,101,186)
Tenet Healthcare Corp.,
6.13% ,  10/01/28 ............ (500) (463,750)
Xerox Holdings Corp.,
5.50% ,  08/15/28
(a)
........... (750) (579,258)
Zayo Group Holdings, Inc.,
4.00% ,  03/01/27
(a)
........... (1,400) (1,053,700)
(21,474,430)
U.S. Treasury Obligations — (0.4)%
United States — (0.4)%
U.S. Treasury Notes, 0.25% ,  05/31/25 (4,925) (4,557,741)
Total Borrowed Bonds — (3.9)%
(Proceeds: $(43,721,919)) .........................
(40,032,629)
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
United States — (0.0)%
Carrols Restaurant Group, Inc.
(e)
.... (20,000) $ (115,000)
Total Common Stocks — (0.0)%
(Proceeds: $(38,554)) ............................ (115,000)
Total Investments Sold Short — (0.0)%
(Proceeds: $(38,554) ) ............................ (115,000)
Total Investments Net of Options Written, Borrowed Bonds and
Investments Sold Short — 97.3%
(Cost: $1,133,163,033) ........................... 1,000,934,611
Other Assets Less Liabilities — 2.7% ................... 28,285,748
Net Assets — 100.0% .............................. $ 1,029,220,359
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,017,503, representing 0.20% of its net assets as of period end, and an original cost of $1,944,619.
(h)
Convertible security.
(i)
Zero-coupon bond.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Rounds to less than 1,000.
(o)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
The amount to be repurchased assumes the maturity will be the day after the period end.
(r)
Rates are discount rates or a range of discount rates as of period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/23
Shares
Held at
10/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class .. $ 56,350,784 $ 12,600,813
(a)
$ — $ — $ — $ 68,951,597 68,951,597 $ 731,238 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 53 12/19/23 $ 5,620 $ (58,023)
U.S. Treasury Ultra Bond ..................................................... 2 12/19/23 223 (32,186)
U.S. Treasury 2-Year Note .................................................... 4 12/29/23 810 (507)
U.S. Treasury 5-Year Note .................................................... 2 12/29/23 209 45
(90,671)
Short Contracts
Euro-Bobl ............................................................... 8 12/07/23 984 4,125
Euro-Bund .............................................................. 14 12/07/23 1,911 50,952
EURO STOXX 50 Index ..................................................... 45 12/15/23 1,943 85,330
EURO STOXX Banks Price Index ............................................... 164 12/15/23 937 6,210
Russell 2000 E-Mini Index .................................................... 96 12/15/23 8,008 834,422
U.S. Treasury 10-Year Note ................................................... 14 12/19/23 1,484 49,198
U.S. Treasury 10-Year Ultra Note ............................................... 7 12/19/23 760 42,017
1,072,254
$ 981,583
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 487,585 EUR 452,576 JPMorgan Chase Bank NA 12/14/23 $ 7,772
EUR 1,560,078 USD 1,646,894 BNP Paribas SA 12/20/23 7,642
USD 574,241 AUD 889,000 Toronto Dominion Bank 12/20/23 9,367
USD 337,305 EUR 315,000 BNP Paribas SA 12/20/23 3,233
USD 325,766,534 EUR 304,256,000 Deutsche Bank AG 12/20/23 3,088,746
USD 1,152,077 EUR 1,070,020 JPMorgan Chase Bank NA 12/20/23 17,270
USD 603,887 EUR 569,000 Morgan Stanley & Co. International plc 12/20/23 436
USD 955,115 EUR 891,219 Toronto Dominion Bank 12/20/23 9,935
USD 1,673,144 EUR 1,561,781 UBS AG 12/20/23 16,802
USD 58,956,012 GBP 47,611,000 Barclays Bank plc 12/20/23 1,064,377
USD 908,384 GBP 735,934 BNP Paribas SA 12/20/23 13,540
USD 43,788 GBP 36,000 State Street Bank and Trust Co. 12/20/23 15
USD 136,225 JPY 19,821,000 Morgan Stanley & Co. International plc 12/20/23 4,358
4,243,493
EUR 2,516,038 USD 2,680,694 Bank of America NA 12/20/23 (12,317)
EUR 12,598,000 USD 13,405,342 BNP Paribas SA 12/20/23 (44,571)
GBP 3,868,000 USD 4,758,518 Morgan Stanley & Co. International plc 12/20/23 (55,302)
USD 3,253,968 EUR 3,077,000 Barclays Bank plc 12/20/23 (9,335)
USD 784,565 EUR 746,892 Goldman Sachs International 12/20/23 (7,549)
USD 2,153,340 EUR 2,037,000 JPMorgan Chase Bank NA 12/20/23 (6,994)
USD 21,920 GBP 18,064 Bank of America NA 12/20/23 (45)
USD 230,573 GBP 190,279 Morgan Stanley & Co. International plc 12/20/23 (793)
(136,906)
$ 4,106,587
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EURO STOXX 50 Index Down and Out BNP Paribas SA 1,813 11/17/23 EUR 4,125.00 EUR 4,125.00 EUR 7,363 $ 174,080

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
EURO STOXX 50 Index Down and Out BNP Paribas SA 1,653 12/15/23 EUR 4,100.00 EUR 3,800.00 EUR 6,713 $ 119,718
FTSE MIB Index Down and Out BNP Paribas SA 135 12/15/23 EUR 27,500.00 EUR 25,000.00 EUR 3,745 73,876
$ 367,674
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 1,500 11/15/23 USD 30.00 USD 2,721 $ 28,500
Antero Resources Corp. ....................... 500 11/17/23 USD 32.00 USD 1,472 12,000
Antero Resources Corp. ....................... 500 11/17/23 USD 35.00 USD 1,472 13,750
Informatica, Inc. ............................ 500 12/15/23 USD 25.00 USD 959 5,000
Lions Gate Entertainment Corp. .................. 1,000 12/15/23 USD 10.00 USD 786 12,500
Lions Gate Entertainment Corp. .................. 1,000 12/15/23 USD 10.00 USD 746 15,000
Lions Gate Entertainment Corp. .................. 750 01/19/24 USD 10.00 USD 590 20,625
Sabre Corp. ............................... 500 01/19/24 USD 7.00 USD 175 3,250
Sabre Corp. ............................... 850 01/19/24 USD 6.00 USD 298 13,175
123,800
Put
ACS Actividades de Construccion y Servicios SA ...... 914 11/17/23 EUR 32.00 EUR 3,123 23,210
Airbus SE ................................. 125 11/17/23 EUR 118.00 EUR 1,579 14,020
Ally Financial, Inc. ........................... 500 11/17/23 USD 22.00 USD 1,210 8,750
Alteryx, Inc. ............................... 500 11/17/23 USD 30.00 USD 1,601 96,250
Apple, Inc. ................................ 250 11/17/23 USD 155.00 USD 4,269 18,625
Auto Trader Group plc ........................ 134 11/17/23 GBP 5.80 GBP 832 7,533
Bouygues SA .............................. 466 11/17/23 EUR 30.00 EUR 1,548 5,670
Credit Agricole SA ........................... 1,058 11/17/23 EUR 11.00 EUR 1,204 19,031
EURO STOXX 50 Index ....................... 513 11/17/23 EUR 3,900.00 EUR 20,834 91,734
EURO STOXX 50 Index ....................... 799 11/17/23 EUR 4,100.00 EUR 32,448 672,956
Ford Motor Co. ............................. 1,000 11/17/23 USD 9.00 USD 975 7,500
Frontier Communications Parent, Inc. .............. 500 11/17/23 USD 12.50 USD 896 5,000
Frontier Communications Parent, Inc. .............. 650 11/17/23 USD 15.00 USD 1,165 17,875
Groupe Bruxelles Lambert NV ................... 445 11/17/23 EUR 65.00 EUR 3,071 10,123
Invesco QQQ Trust Series 1 .................... 200 11/17/23 USD 320.00 USD 7,017 13,300
iShares iBoxx $ High Yield Corporate Bond ETF ....... 500 11/17/23 USD 71.00 USD 3,629 15,750
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,250 11/17/23 USD 72.00 USD 9,071 69,375
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,000 11/17/23 USD 79.00 USD 8,119 16,500
iShares J.P. Morgan USD Emerging Markets Bond ETF .. 1,250 11/17/23 USD 77.00 USD 10,149 8,125
iShares MSCI Europe Financials ETF .............. 1,750 11/17/23 USD 17.00 USD 3,182 26,250
iShares Russell 2000 ETF ...................... 400 11/17/23 USD 155.00 USD 6,581 25,600
SPDR S&P 500 ETF Trust ...................... 37 11/17/23 USD 430.00 USD 1,547 48,470
SPDR S&P 500 ETF Trust ...................... 250 11/17/23 USD 395.00 USD 10,455 25,375
Stellantis NV ............................... 500 11/17/23 USD 18.00 USD 934 16,250
U.S. Treasury 10-Year Note ..................... 350 11/24/23 USD 104.00 USD 35,000 65,625
Capital One Financial Corp. ..................... 500 12/15/23 USD 80.00 USD 5,065 17,500
NCR Atleos Corp. ........................... 135 12/15/23 USD 20.00 USD 298 7,088
RingCentral, Inc. ............................ 350 12/15/23 USD 20.00 USD 930 18,375
SPDR S&P 500 ETF Trust ...................... 29 12/15/23 USD 420.00 USD 1,213 29,116
Spirit AeroSystems Holdings, Inc. ................. 350 12/15/23 USD 18.00 USD 791 14,000
Stellantis NV ............................... 350 12/15/23 USD 14.00 USD 654 2,625
STOXX Europe 600 Automobiles & Parts ............ 244 12/15/23 EUR 600.00 EUR 6,750 613,169
STOXX Europe 600 Automobiles & Parts ............ 244 12/15/23 EUR 500.00 EUR 6,750 60,671
Xerox Holdings Corp. ......................... 500 12/15/23 USD 11.00 USD 642 6,250
Carnival Corp. .............................. 500 01/19/24 USD 9.00 USD 573 16,250
2,113,941
$ 2,237,741

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00%
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly BNP Paribas SA 11/15/23 USD 90.00 USD 25,000 $ 9,916
Bought Protection on 5-Year
Credit Default Swap ...... 1 .00
Markit CDX North
American Investment
Grade Index Series
41.V1 Quarterly BNP Paribas SA 11/15/23 USD 90.00 USD 25,000 9,916
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Barclays Bank plc 11/15/23 USD 96.00 USD 5,000 5,167
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Barclays Bank plc 11/15/23 USD 96.00 USD 12,500 12,918
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Deutsche Bank AG 11/15/23 USD 96.00 USD 10,000 10,335
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Deutsche Bank AG 11/15/23 USD 96.00 USD 15,000 15,502
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly Bank of America NA 11/15/23 USD 98.00 USD 5,000 16,462
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
Goldman Sachs
International 11/15/23 USD 98.00 USD 5,000 16,462
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
Goldman Sachs
International 11/15/23 USD 98.00 USD 10,000 32,924
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
JPMorgan Chase Bank
NA 11/15/23 USD 98.00 USD 12,500 41,155
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
JPMorgan Chase Bank
NA 11/15/23 USD 98.00 USD 8,500 27,985
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
Goldman Sachs
International 11/15/23 USD 98.50 USD 5,000 22,584
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 41.V1 Quarterly
Goldman Sachs
International 11/15/23 USD 98.50 USD 10,000 45,168
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 EUR 500.00 EUR 5,000 8,450
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 EUR 500.00 EUR 10,000 16,899
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 12/20/23 EUR 500.00 EUR 22,981 173,624
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 EUR 525.00 EUR 10,000 9,007
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 EUR 525.00 EUR 15,000 13,511
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 EUR 525.00 EUR 5,000 4,504
$ 492,489

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 1,500 11/15/23 USD 45.00 USD 2,721 $ (11,250)
Put
Apple, Inc. ................................. 250 11/17/23 USD 135.00 USD 4,269 (2,000)
EURO STOXX 50 Index ........................ 1,026 11/17/23 EUR 4,000.00 EUR 41,667 (408,732)
Invesco QQQ Trust Series 1 ..................... 200 11/17/23 USD 280.00 USD 7,017 (1,500)
iShares J.P. Morgan USD Emerging Markets Bond ETF ... 1,000 11/17/23 USD 76.00 USD 8,119 (10,999)
iShares Russell 2000 ETF ....................... 400 11/17/23 USD 135.00 USD 6,581 (2,200)
SPDR S&P 500 ETF Trust ....................... 250 11/17/23 USD 365.00 USD 10,455 (4,875)
U.S. Treasury 10-Year Note ...................... 350 11/24/23 USD 101.00 USD 35,000 (5,469)
STOXX Europe 600 Automobiles & Parts ............. 488 12/15/23 EUR 550.00 EUR 13,500 (406,628)
(842,403)
$ (853,653)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 40.V1 Quarterly
Morgan Stanley & Co.
International plc 12/20/23 BB- EUR 425.00 EUR 22,981 $ (86,501)
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5 .00 % Quarterly Deutsche Bank AG 11/15/23 B+ USD 91.00 USD 15,000 (4,605)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5 .00 Quarterly Deutsche Bank AG 11/15/23 B+ USD 91.00 USD 10,000 (3,070)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5 .00 Quarterly Bank of America NA 11/15/23 B+ USD 94.00 USD 5,000 (2,461)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5 .00 Quarterly
Goldman Sachs
International 11/15/23 B+ USD 94.00 USD 10,000 (4,921)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 41.V1 5 .00 Quarterly
Goldman Sachs
International 11/15/23 B+ USD 94.00 USD 5,000 (2,461)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1 .00 Quarterly BNP Paribas SA 11/15/23 BBB+ USD 110.00 USD 25,000 (2,724)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American Investment
Grade Index Series
41.V1 1 .00 Quarterly BNP Paribas SA 11/15/23 BBB+ USD 110.00 USD 25,000 (2,724)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 600.00 EUR 10,000 (3,414)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 600.00 EUR 5,000 (1,707)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 600.00 EUR 10,000 (3,414)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 600.00 EUR 5,000 $ (1,707)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/23 BB- EUR 600.00 EUR 22,981 (52,568)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 625.00 EUR 10,000 (2,889)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 40.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 11/15/23 BB- EUR 625.00 EUR 5,000 (1,445)
(90,110)
$ (176,611)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Series 40.V1 ..... 5 .00 % Quarterly 12/20/28 EUR 7,847 $ (210,964) $ (256,051) $ 45,087
iTraxx Europe Crossover Series 40.V1 ..... 5 .00 Quarterly 12/20/28 EUR 318 (8,549) (11,087) 2,538
iTraxx Europe Main Index Series 40.V1 ..... 1 .00 Quarterly 12/20/28 EUR 1,009 (8,228) (12,583) 4,355
iTraxx Europe Senior Financials Index Series
40.V1 ......................... 1 .00 Quarterly 12/20/28 EUR 3,092 (5,596) (22,247) 16,651
iTraxx Europe Subordinated Financials Index
Series 40.V1 ..................... 1 .00 Quarterly 12/20/28 EUR 9,636 360,600 296,038 64,562
Markit CDX North American High Yield Index
Series 41.V1 ..................... 5 .00 Quarterly 12/20/28 USD 13,347 4,842 (82,381) 87,223
$ 132,105 $ (88,311) $ 220,416
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 12,786 $ — $ 12,786
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (12,878) — (12,878)
$ (92) $ — $ (92)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5 .00 % Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,150 $ (2,910) $ 2,164 $ (5,074)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 9,312 41,486 (32,174)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1 .00 % Quarterly Barclays Bank plc 06/20/24 USD 370 $ 3,445 $ 15,787 $ (12,342)
Pitney Bowes, Inc. ......... 1 .00 Quarterly BNP Paribas SA 06/20/24 USD 750 6,984 29,199 (22,215)
Staples, Inc. ............. 5 .00 Quarterly Barclays Bank plc 06/20/24 USD 500 4,466 18,691 (14,225)
Staples, Inc. ............. 5 .00 Quarterly Goldman Sachs International 06/20/24 USD 525 4,689 16,588 (11,899)
Xerox Corp. ............. 1 .00 Quarterly BNP Paribas SA 06/20/24 USD 1,500 1,131 18,217 (17,086)
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 (5,750) (13,270) 7,520
American Airlines Group, Inc. .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 500 (2,875) (6,635) 3,760
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (12,668) 5,157 (17,825)
Caterpillar, Inc. ........... 1 .00 Quarterly Goldman Sachs International 12/20/24 USD 12,650 (136,132) (74,029) (62,103)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/24 USD 10,000 (57,493) (47,151) (10,342)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (65,966) (46,565) (19,401)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 880 (43,978) (31,048) (12,930)
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (15,225) 10,987 (26,212)
Electricite de France SA ..... 1 .00 Quarterly Citibank NA 06/20/25 EUR 4,530 (36,827) (15,083) (21,744)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 4,848 182,836 (177,988)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 60,141 171,311 (111,170)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (9,780) 35,287 (45,067)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (11,736) 32,232 (43,968)
Simon Property Group LP .... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,325 (42,297) 118,788 (161,085)
Caterpillar, Inc. ........... 1 .00 Quarterly Goldman Sachs International 12/20/26 USD 5,150 (112,210) (95,444) (16,766)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (16,200) 13,787 (29,987)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (16,200) 13,787 (29,987)
General Electric Co. ........ 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (21,643) 17,249 (38,892)
Koninklijke DSM NV ........ 1 .00 Quarterly Barclays Bank plc 06/20/27 EUR 1,725 (50,485) (21,184) (29,301)
Koninklijke DSM NV ........ 1 .00 Quarterly BNP Paribas SA 06/20/27 EUR 2,300 (67,313) (30,273) (37,040)
STMicroelectronics NV ...... 1 .00 Quarterly Bank of America NA 06/20/27 EUR 3,533 (93,002) (74,987) (18,015)
STMicroelectronics NV ...... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,300 (139,502) (120,742) (18,760)
STMicroelectronics NV ...... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 500 (13,161) (8,298) (4,863)
STMicroelectronics NV ...... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 3,500 (92,124) (47,562) (44,562)
BASF SE ............... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 6,300 (99,461) 54,499 (153,960)
BASF SE ............... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 1,567 (24,734) 27,909 (52,643)
BMW Finance NV ......... 1 .00 Quarterly Bank of America NA 12/20/27 EUR 3,133 (52,936) 25,971 (78,907)
BMW Finance NV ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 1,567 (26,468) 12,426 (38,894)
BMW Finance NV ......... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,200 (54,062) 22,311 (76,373)
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (24,956) 22,968 (47,924)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (49,354) (39,926) (9,428)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 109,456 139,955 (30,499)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 750 210,940 165,887 45,053
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 510 143,439 109,768 33,671
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 300 84,376 67,963 16,413
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 450 126,564 104,920 21,644
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,500 421,880 461,835 (39,955)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 500 140,627 107,676 32,951
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 281,253 291,734 (10,481)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (23,768) 67,713 (91,481)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (16,524) 47,166 (63,690)
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 3,350 (523,664) (322,095) (201,569)
Tesco plc ............... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 8,300 (111,206) 113,669 (224,875)
UniCredit SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 102,613 138,059 (35,446)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 94,746 116,023 (21,277)
Xerox Corp. ............. 1 .00 Quarterly Citibank NA 12/20/27 USD 490 52,990 47,338 5,652
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 89,758 80,470 9,288
Altice France SA .......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,070 574,219 483,252 90,967
Altice France SA .......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 2,230 417,104 467,561 (50,457)
Altice France SA .......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,131 211,545 178,032 33,513
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly BNP Paribas SA 06/20/28 EUR 133 (645) 5,567 (6,212)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,000 (4,852) 33,165 (38,017)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 38 (184) 1,958 (2,142)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 112 $ (543) $ 5,541 $ (6,084)
Credit Suisse Group Finance
Guernsey Ltd. .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (568) 6,511 (7,079)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 131 3,561 6,953 (3,392)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 3,180 5,879 (2,699)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 352 9,568 17,687 (8,119)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 16,309 46,568 (30,259)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 06/20/28 EUR 659 15,847 (2,635) 18,482
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 06/20/28 EUR 1,280 30,780 2,465 28,315
eG Global Finance plc ...... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,260 30,299 9,754 20,545
eG Global Finance plc ...... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 720 17,314 2,797 14,517
Intrum AB ............... 5 .00 Quarterly Goldman Sachs International 06/20/28 EUR 254 45,756 51,831 (6,075)
Intrum AB ............... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 606 109,165 133,358 (24,193)
Intrum AB ............... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 254 45,756 55,804 (10,048)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/28 EUR 654 (9,577) 20,910 (30,487)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,162 (17,015) 52,884 (69,899)
Novafives SAS ........... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/28 EUR 436 (6,384) 5,817 (12,201)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,150 268,290 170,759 97,531
Picard Bondco SA ......... 5 .00 Quarterly BNP Paribas SA 06/20/28 EUR 883 (19,543) 15,781 (35,324)
Picard Bondco SA ......... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 186 (4,118) (1,018) (3,100)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/28 USD 750 229,692 251,210 (21,518)
Ford Motor Co. ........... 5 .00 Quarterly Bank of America NA 12/20/28 USD 1,350 (145,727) (124,649) (21,078)
Ford Motor Co. ........... 5 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 3,370 (363,778) (309,434) (54,344)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 132,460 159,942 (27,482)
General Motors Co. ........ 5 .00 Quarterly Goldman Sachs International 12/20/28 USD 5,549 (703,558) (703,558) –
International Consolidated
Airlines Group SA ....... 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 3,000 (283,478) (197,310) (86,168)
Novafives SAS ........... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 690 (4,880) 4,951 (9,831)
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 3,000 62,768 52,136 10,632
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 10,070 210,691 79,699 130,992
Southwest Airlines Co. ...... 1 .00 Quarterly Citibank NA 12/20/28 USD 1,500 31,384 11,872 19,512
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 170 25,409 21,196 4,213
Xerox Corp. ............. 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 330 49,324 41,144 8,180
$ – $ – $ –
$ 856,619 $ 3,039,901 $ (2,183,282)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AT&T, Inc. ........... 1 .00 % Quarterly Citibank NA 12/20/23 BBB USD 8,000 $ 14,789 $ 5,151 $ 9,638
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 2,900 34,920 (2,992) 37,912
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
Credit Suisse
International 12/20/23 BB- EUR 4,482 53,969 (5,635) 59,604
Jaguar Land Rover
Automotive plc ..... 5 .00 Quarterly
Goldman Sachs
International 12/20/23 BB- EUR 2,800 33,716 (2,682) 36,398
thyssenkrupp AG ...... 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 1,680 3,865 (4,571) 8,436
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB USD 507 5,639 2,928 2,711
Verizon Communications,
Inc. ............. 1 .00 Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 10,000 40,894 17,020 23,874
Verizon Communications,
Inc. ............. 1 .00 Quarterly Deutsche Bank AG 06/20/24 BBB+ USD 15,000 61,341 25,313 36,028
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/24 CCC+ EUR 420 (41,395) (38,935) (2,460)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5 .00 % Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 2,230 $ (110,797) $ (151,867) $ 41,070
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 168,563 134,895 33,668
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 99,605 77,509 22,096
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 51,080 41,060 10,020
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 153,239 107,492 45,747
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 229,858 147,989 81,869
Altice France SA ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 2,047 (156,927) (37,216) (119,711)
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 41,751 43,416 (1,665)
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 69,585 72,326 (2,741)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 41,751 43,784 (2,033)
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 153,088 152,139 949
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 2,000 (37,074) (105,121) 68,047
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 700 (12,976) (35,617) 22,641
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 NR EUR 3,000 (55,611) (145,249) 89,638
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 2,000 (58,860) (217,416) 158,556
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 125 (24,219) (23,441) (778)
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 182 (35,302) (34,163) (1,139)
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 248 (48,203) (48,020) (183)
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 377 (73,142) (71,619) (1,523)
CMA CGM SA ........ 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 800 101,703 (21,598) 123,301
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 NR EUR 1,187 150,901 (35,340) 186,241
CMA CGM SA ........ 5 .00 Quarterly
Credit Suisse
International 12/20/27 NR EUR 2,390 303,837 (46,387) 350,224
HCA, Inc. ........... 5 .00 Quarterly Citibank NA 12/20/27 BBB- USD 1,000 153,051 130,210 22,841
Amkor Technology, Inc. .. 5 .00 Quarterly Citibank NA 06/20/28 BB USD 2,000 267,730 283,583 (15,853)
Amkor Technology, Inc. .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 267,730 279,276 (11,546)
Amkor Technology, Inc. .. 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 267,730 273,467 (5,737)
HCA, Inc. ........... 5 .00 Quarterly Barclays Bank plc 06/20/28 BBB- USD 4,000 653,601 618,883 34,718
HCA, Inc. ........... 5 .00 Quarterly Deutsche Bank AG 06/20/28 BBB- USD 3,000 490,201 500,771 (10,570)
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly Barclays Bank plc 06/20/28 NR EUR 644 (34,081) (36,095) 2,014
Tenet Healthcare Corp. .. 5 .00 Quarterly BNP Paribas SA 06/20/28 B- USD 1,300 81,066 114,618 (33,552)
AT&T, Inc. ........... 1 .00 Quarterly Citibank NA 12/20/28 BBB USD 3,000 (2,758) (4,182) 1,424
Carnival Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- USD 650 (143,002) (146,250) 3,248
Carnival Corp. ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 B- USD 650 (143,002) (149,023) 6,021
Ford Motor Co. ....... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 BBB- USD 5,549 556,330 556,330 —
NRG Energy, Inc. ...... 5 .00 Quarterly Bank of America NA 12/20/28 BB USD 1,000 89,210 89,210 —
NRG Energy, Inc. ...... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 BB USD 1,000 92,973 85,591 7,382
Oracle Corp. ......... 1 .00 Quarterly Barclays Bank plc 12/20/28 BBB USD 3,000 35,315 33,168 2,147
Oracle Corp. ......... 1 .00 Quarterly Barclays Bank plc 12/20/28 BBB USD 3,000 35,315 34,511 804
Oracle Corp. ......... 1 .00 Quarterly Barclays Bank plc 12/20/28 BBB USD 3,000 35,315 33,236 2,079
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- USD 1,000 56,795 41,699 15,096
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- USD 1,000 56,795 43,295 13,500
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 12/20/28 B- USD 1,000 51,636 51,636 —

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Vistra Operations Co. LLC 5 .00 % Quarterly
Goldman Sachs
International 12/20/28 BB USD 2,000 $ 222,298 $ 216,847 $ 5,451
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 BB USD 2,000 222,298 194,281 28,017
$ 4,472,134 $ 3,088,215 $ 1,383,919
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
JPMorgan Chase
Bank NA
(b)
11/10/23 $ (3,247,421) $ 73,083
(c)
$ (3,179,811) 0 .3%
Monthly
Merrill Lynch
International &
Co.
(d)
02/15/28 (591,008) (24,806)
(e)
(614,478) 0 .4
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 (1,477,095) 40,326
(g)
(1,435,920) 0 .1
$ 88,603 $ (5,230,209)
(b) (d) (f)
Range: 15-307 basis points 20-225 basis points 15-803 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01)
GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) JPMChase
(c)
Amount includes $5,473 of net dividends and financing fees.
(d) Merill Lynch
(e)
Amount includes $(1,336) of net dividends and financing fees.
(f) Merill L
(g)
Amount includes $(849) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date November 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
Banc of California, Inc. ...... 4,188 $ 46,947 ( 1 .5 ) %
Shares Value
% of Basket
Value
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (10,534) $ (764,452) 24 .0%
Vanguard Intermediate-Term
Corporate Bond ETF ..... (16,935) (1,260,811) 39 .7
(2,025,263)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
Shares Value
% of Basket
Value
Common Stocks
United States
Atlantic Union Bankshares Corp. (1,820) $ (52,434) 1 .7%
Bank of America Corp. ...... (1,903) (50,125) 1 .6
Bank of Hawaii Corp. ....... (1,296) (64,010) 2 .0
Charles Schwab Corp. (The) .. (1,549) (80,610) 2 .5
Community Bank System, Inc. . (1,837) (73,388) 2 .3
Cullen/Frost Bankers, Inc. ... (290) (26,387) 0 .8
CVB Financial Corp. ....... (3,220) (50,296) 1 .6
First Merchants Corp. ...... (1,532) (41,839) 1 .3
Glacier Bancorp, Inc. ....... (1,476) (44,560) 1 .4
Independent Bank Group, Inc. . (2,066) (73,033) 2 .3
OceanFirst Financial Corp. ... (1,551) (19,636) 0 .6
PacWest Bancorp ......... (6,376) (45,142) 1 .4
Pinnacle Financial Partners, Inc. (595) (37,104) 1 .2
Prosperity Bancshares, Inc. .. (687) (37,469) 1 .2
Simmons First National Corp. ,
Class A .............. (4,790) (68,066) 2 .1
SouthState Corp. ......... (790) (52,219) 1 .6
Truist Financial Corp. ....... (1,979) (56,125) 1 .8
US Bancorp ............. (1,640) (52,283) 1 .7
Valley National Bancorp ..... (13,253) (103,108) 3 .3
WaFd, Inc. .............. (3,138) (77,446) 2 .4
Western Alliance Bancorp .... (2,341) (96,215) 3 .0
(1,201,495)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (3,179,811)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
ADLER Group SA ......... 26,636 11,781 ( 0 .6 )
United Kingdom
EnQuest plc ............. 2,969,582 583,854 ( 28 .5 )
Liberty Global plc , Class A ... 60,802 946,079 ( 46 .1 )
1,529,933
Shares Value
% of Basket
Value
United States
Altice USA, Inc. , Class A .... 59,932 $ 173,203 ( 8 .4 ) %
Total Reference Entity — Long ............ 1,714,917
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (12,998) (943,265) 46 .0
iShares Preferred & Income
Securities ETF ......... (48,500) (1,386,130) 67 .6
(2,329,395)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (614,478)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Air Transport Services Group,
Inc. ................. (15,000) (293,550) 14 .3
Brandywine Realty Trust .... (5,000) (18,700) 0 .9
Frontier Communications Parent,
Inc. ................. (27,500) (492,800) 24 .0
Sabre Corp. ............. (60,000) (210,000) 10 .2
Viasat, Inc. .............. (10,500) (193,620) 9 .5
(1,208,670)
Investment Companies
United States
iShares MSCI Europe Financials
ETF ................ (12,500) (227,250) 11 .1
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (1,435,920)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5 .33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 110,692,811 $ — $ 110,692,811
Common Stocks
Canada ............................................. — — 14 14
Germany ............................................ 57,079 25,556 — 82,635
Japan ............................................... — — 1 1
United Kingdom ........................................ 238,041 — 66 238,107
United States .......................................... 6,494,699 371,515 1,395,962 8,262,176
Corporate Bonds
Australia ............................................. — 633,247 561,088 1,194,335
Austria .............................................. — 3,816,464 — 3,816,464
Belgium ............................................. — 390,651 — 390,651
Brazil ............................................... — 422,235 — 422,235
Canada ............................................. — 357,724 — 357,724
Chile ............................................... — 108,000 — 108,000
China ............................................... — 3,461,777 — 3,461,777
Colombia ............................................ — 395,121 — 395,121
Cyprus .............................................. — 1,051,169 — 1,051,169
Czech Republic ........................................ — 2,041,519 — 2,041,519
Dominican Republic ..................................... — 191,644 — 191,644
France .............................................. — 32,076,337 361,870 32,438,207
Germany ............................................ — 33,648,364 429,058 34,077,422
Ghana .............................................. — 2,677,734 — 2,677,734
Greece .............................................. — 1,124,090 — 1,124,090
India ............................................... — 174,891 1,008,970 1,183,861
Indonesia ............................................ — 226,409 — 226,409
Ireland .............................................. — 2,924,355 — 2,924,355
Israel ............................................... — 6,016,092 — 6,016,092
Italy ................................................ — 37,735,912 — 37,735,912
Japan ............................................... — 8,412,210 — 8,412,210
Kuwait .............................................. — 188,288 — 188,288
Luxembourg .......................................... — 21,082,646 — 21,082,646
Mexico .............................................. — 116,690 — 116,690
Netherlands ........................................... — 10,350,564 — 10,350,564
Oman ............................................... — 239,813 — 239,813
Portugal ............................................. — 13,260,109 — 13,260,109
Romania ............................................. — 4,370,658 — 4,370,658
Singapore ............................................ — 178,846 — 178,846
South Africa ........................................... — 175,700 — 175,700
South Korea .......................................... — 7,533,894 — 7,533,894
Spain ............................................... — 22,365,556 — 22,365,556
Sweden ............................................. — 5,129,644 — 5,129,644
Switzerland ........................................... — 3,423,357 — 3,423,357
Tanzania ............................................. — 192,634 — 192,634
United Arab Emirates .................................... — 958,500 — 958,500
United Kingdom ........................................ — 76,905,865 21,206,748 98,112,613
United States .......................................... — 278,813,536 32,631,721 311,445,257
Zambia .............................................. — 3,605,383 — 3,605,383
Fixed Rate Loan Interests .................................. — — 2,594 2,594
Floating Rate Loan Interests
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
France .............................................. $ — $ 2,837,505 $ — $ 2,837,505
Germany ............................................ — 3,739,084 — 3,739,084
Jersey, Channel Islands ................................... — — 242,859 242,859
Luxembourg .......................................... — 4,397,607 417,022 4,814,629
Netherlands ........................................... — 7,144,977 — 7,144,977
Singapore ............................................ — 68,899 — 68,899
Spain ............................................... — 4,198,033 — 4,198,033
United Kingdom ........................................ — 2,264,623 — 2,264,623
United States .......................................... — 50,520,961 14,537,433 65,058,394
Foreign Agency Obligations ................................. — 11,956,068 — 11,956,068
Foreign Government Obligations .............................. — 3,725,932 — 3,725,932
Non-Agency Mortgage-Backed Securities
United States .......................................... — 28,758,666 3,597,626 32,356,292
Preferred Securities
Spain ............................................... — 1,986,879 — 1,986,879
United States .......................................... — — 3,417,427 3,417,427
U.S. Treasury Obligations ................................... — 4,473,367 — 4,473,367
Warrants .............................................. 17,173 233 175,066 192,472
Short-Term Securities
Borrowed Bond Agreements ................................. — 43,630,836 — 43,630,836
Commercial Paper ....................................... — 15,699,306 — 15,699,306
Money Market Funds ...................................... 68,951,597 — — 68,951,597
Options Purchased
Credit contracts .......................................... — 492,489 — 492,489
Equity contracts .......................................... 2,164,583 375,207 — 2,539,790
Interest rate contracts ...................................... 65,625 — — 65,625
Liabilities
Borrowed Bonds ......................................... — (40,032,629) — (40,032,629)
Investment Sold Short
Common Stocks ......................................... (115,000) — — (115,000)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (17,954) (17,954)
$ 77,873,797 $ 844,105,553 $ 79,967,571 $ 1,001,946,921
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,467,177 $ — $ 2,467,177
Equity contracts ........................................... 834,422 204,949 — 1,039,371
Foreign currency exchange contracts ............................ — 4,243,493 — 4,243,493
Interest rate contracts ....................................... 146,337 12,786 — 159,123
Liabilities
Credit contracts ........................................... — (3,222,735) — (3,222,735)
Equity contracts ........................................... (848,184) (24,806) — (872,990)
Foreign currency exchange contracts ............................ — (136,906) — (136,906)
Interest rate contracts ....................................... (96,185) (12,878) — (109,063)
$ 36,390 $ 3,531,080 $ — $ 3,567,470
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interest
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .......... $ 5,279,991 $ 1,640,563 $ 66,615,016 $ 2,739 $ 11,362,356 $ 3,586,951 $ 4,369,932 $ — $ 125,966 $ 92,983,514
Transfers into Level 3 .................... — — — — 4,108,552 — — — 13 4,108,565
Transfers out of Level 3 ................... (5,279,991) — — — (1,245,921) — — — — (6,525,912)
Accrued discounts/premiums ................ — — 14,325 3,098 4,907 (23,139) — — — (809)
Net realized gain ....................... — — 83,762 — 2,767 — — — — 86,529
Net change in unrealized appreciation (depreciation)
(a)
— (244,845) (845,960) (3,243) (429,359) 33,814 (952,505) (17,954) 49,087 (2,410,965)
Purchases ............................ — 325 656,942 — 1,805,159 3,940,000 — — — 6,402,426
Sales ............................... — — (10,324,630) — (411,147) (3,940,000) — — — (14,675,777)
Closing balance, as of October 31, 2023 ........
$ — $ 1,396,043 $ 56,199,455 $ 2,594 $ 15,197,314 $ 3,597,626 $ 3,417,427 $ (17,954) $ 175,066 $ 79,967,571
Net change in unrealized appreciation (depreciation)
on investments still held at October 31, 2023
(a)
..
$ — $ (244,845) $ (842,265) $ (3,243) $ (425,682) $ (360,966) $ (952,505) $ (17,954) $ 74,981 $ (2,772,479)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
October 31, 2023
BlackRock Global Long/Short Credit Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $13,354,407. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approaches Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,342,878 Market Time to Exit 1.1 - 3.0 years 2.8 years
Volatility 44% - 80% 77%
Revenue Multiple 3.50x - 8.65x 4.72x
Corporate Bonds ............................. 56,199,455 Income Discount Rate 6% - 56% 9%
Floating Rate Interests ......................... 1,909,420 Income Discount Rate 7% - 15% 13%
Non-Agency Mortgage-Backed Securities .............. 3,597,626 Income Credit Spread 517 –
Preferred Stocks ............................. 3,417,427 Income Discount Rate 12% –
Market Revenue Multiple 9.00x - 20.00x 13.94x
Direct Profit Multiple 4.50x –
EBITDA Multiple 7.00x –
Time to Exit 0.3 years –
Volatility 90% –
Warrants .................................. 146,358 Market Time to Exit 0.2 - 3.0 years 3.0 years
Volatility 37% - 80% 78%
Revenue Multiple 4.22x - 9.00x 8.62x
$ 66,613,164
Currency Abbreviation
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts